UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

      William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Limited Term Bond Fund Class A, Class M, Class C and Class I Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	(3.24)%	0.91%	2.96%
Class M (incl. 2.75% sales charge)	(3.24)%	0.89%	2.96%
Class C (incl. contingent deferred sales charge)	(2.25)%	0.68%	2.47%
Class I	(0.24)%	1.74%	3.51%

 Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Bond Fund - Class A on August 31, 2008, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$13,383	Fidelity Advisor® Limited Term Bond Fund - Class A
$12,433	Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Manager Rob Galusza:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) returned about -1% to 0%, roughly in line, net of fees, with the -0.13% result of the Fidelity Limited Term Composite IndexSM. We kept the fund’s duration, meaning its sensitivity to interest rates, shorter than that of the Composite index. This benefited fund performance versus the Composite index amid rising policy and market rates and strong economic growth. Exposure to corporate bonds also contributed to the fund’s relative result. Within corporates, bonds of financial institutions added the most relative value, followed by lighter-than-index exposure to Treasury securities and picks within the energy sector. Underweighting government-related agency debentures and avoiding the debt of foreign-government institutions further helped relative performance. Conversely, an underweighting in the bonds of technology companies detracted a bit, as did out-of-index exposure to asset-backed securities. We didn’t make major positioning changes this period, although we became more selective among European banks. As of August 31, we continue to position for higher rates, while focusing on higher-quality corporate issues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 30, 2017, Rob Galusza, formerly Lead Portfolio Manager of the fund, became Co-Manager, joining David Prothro.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2018
U.S. Government and U.S. Government Agency Obligations	6.2%
AAA	13.3%
AA	3.3%
A	23.3%
BBB	46.3%
BB and Below	6.4%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*
Corporate Bonds	75.7%
U.S. Government and U.S. Government Agency Obligations	6.2%
Asset-Backed Securities	5.1%
CMOs and Other Mortgage Related Securities	9.3%
Municipal Bonds	0.6%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 16.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds - 75.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 4.2%
American Honda Finance Corp.:
1.7% 9/9/21	$3,613,000	$3,465,530
2% 2/14/20	5,000,000	4,939,703
2.65% 2/12/21	5,000,000	4,955,173
BMW U.S. Capital LLC:
2.15% 4/6/20 (a)	7,000,000	6,902,039
2.7% 4/6/22 (a)	5,799,000	5,658,157
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	5,000,000	4,945,866
2.25% 3/2/20 (a)	3,020,000	2,977,378
2.3% 1/6/20 (a)	5,000,000	4,946,656
2.3% 2/12/21 (a)	5,500,000	5,363,322
2.45% 5/18/20 (a)	6,415,000	6,338,134
2.85% 1/6/22 (a)	3,175,000	3,104,606
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,961,500
2.65% 4/13/20	7,684,000	7,610,387
3.15% 1/15/20	5,000,000	5,002,400
3.2% 7/13/20	5,000,000	4,983,737
3.25% 1/5/23	5,000,000	4,843,209
3.55% 4/9/21	3,143,000	3,134,369
4.15% 6/19/23	5,231,000	5,216,889
4.2% 3/1/21	3,000,000	3,041,533
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	4,458,000	4,394,560
		96,785,148
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,192,655
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.:
2.2% 5/26/20	5,000,000	4,936,171
2.625% 1/15/22	3,229,000	3,163,464
2.75% 12/9/20	5,345,000	5,315,512
		13,415,147
Household Durables - 0.6%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,671,698
4% 2/15/20	3,000,000	3,024,090
Lennar Corp. 2.95% 11/29/20	5,800,000	5,636,904
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,500,000
		14,832,692
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24	4,922,000	4,772,335
Media - 3.0%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,379,256
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	2,982,031
CBS Corp. 2.3% 8/15/19	3,663,000	3,643,756
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,000,000	5,014,548
4.464% 7/23/22	14,000,000	14,279,524
Comcast Corp. 1.625% 1/15/22	15,111,000	14,330,568
Discovery Communications LLC 2.95% 3/20/23	7,000,000	6,729,559
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	2,987,283
Time Warner Cable, Inc. 8.25% 4/1/19	500,000	514,904
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,990,405
4.75% 3/29/21	3,683,000	3,796,590
		69,648,424
Specialty Retail - 0.1%
AutoZone, Inc. 3.125% 7/15/23	3,247,000	3,172,111

TOTAL CONSUMER DISCRETIONARY		206,818,512

CONSUMER STAPLES - 3.8%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	12,890,000	12,740,089
3.3% 2/1/23	9,190,000	9,117,666
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,815,287
		26,673,042
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	9,900,835
Kroger Co. 3.3% 1/15/21	5,000,000	5,003,935
		14,904,770
Food Products - 0.5%
General Mills, Inc.:
2.2% 10/21/19	2,000,000	1,985,440
3.2% 4/16/21	944,000	942,158
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,947,577
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,984,225
		11,859,400
Tobacco - 1.5%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,979,079
Bat Capital Corp. 2.764% 8/15/22 (a)	10,000,000	9,686,915
BAT International Finance PLC 2.75% 6/15/20 (a)	8,160,000	8,086,067
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	3,000,000	2,980,589
Philip Morris International, Inc. 1.875% 2/25/21	6,954,000	6,740,249
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,160,533
4% 6/12/22	1,077,000	1,090,053
		34,723,485

TOTAL CONSUMER STAPLES		88,160,697

ENERGY - 6.5%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	806,741
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	999,999
Schlumberger Holdings Corp. 3% 12/21/20 (a)	5,000,000	4,984,456
		6,791,196
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	576,354
BP Capital Markets PLC 2.315% 2/13/20	4,411,000	4,373,426
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	7,914,250
Cenovus Energy, Inc.:
3% 8/15/22	1,504,000	1,446,910
5.7% 10/15/19	297,000	304,158
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,439,000	1,434,601
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,889,605
DCP Midstream Operating LP 2.7% 4/1/19	821,000	815,869
Devon Energy Corp. 3.25% 5/15/22	7,480,000	7,369,438
Encana Corp.:
3.9% 11/15/21	4,500,000	4,535,830
6.5% 5/15/19	5,000,000	5,116,541
Energy Transfer Partners LP:
3.6% 2/1/23	2,824,000	2,784,078
4.2% 9/15/23	1,441,000	1,457,827
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	781,121
Enterprise Products Operating LP:
2.55% 10/15/19	5,678,000	5,653,552
2.8% 2/15/21	2,038,000	2,019,827
2.85% 4/15/21	1,590,000	1,573,289
EQT Corp. 2.5% 10/1/20	2,497,000	2,443,223
Exxon Mobil Corp. 2.726% 3/1/23	2,954,000	2,906,032
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,735,401
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,284,515
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,771,446
MPLX LP:
3.375% 3/15/23	4,618,000	4,543,295
4.5% 7/15/23	856,000	880,076
Petrobras Global Finance BV 6.125% 1/17/22	2,375,000	2,424,875
Petroleos Mexicanos:
4.625% 9/21/23	4,535,000	4,456,998
5.375% 3/13/22	6,440,000	6,581,680
6.375% 2/4/21	2,000,000	2,090,000
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,821,430
3.65% 6/1/22	4,768,000	4,723,529
5.75% 1/15/20	962,000	991,138
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,005,463
Spectra Energy Partners LP 2.95% 9/25/18	90,000	90,026
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,610,000	5,554,024
2.5% 8/1/22	5,142,000	4,957,453
3.125% 1/15/19	1,693,000	1,695,492
Western Gas Partners LP 5.375% 6/1/21	7,371,000	7,638,245
Williams Partners LP 3.6% 3/15/22	10,000,000	9,977,009
		144,618,026

TOTAL ENERGY		151,409,222

FINANCIALS - 33.2%
Banks - 15.3%
ABN AMRO Bank NV 3.4% 8/27/21 (a)	5,000,000	4,995,595
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (a)	2,575,000	2,576,700
Bank of America Corp.:
2.25% 4/21/20	8,140,000	8,039,523
2.369% 7/21/21 (b)	5,000,000	4,912,538
2.625% 10/19/20	12,000,000	11,887,045
2.625% 4/19/21	13,000,000	12,794,137
3.004% 12/20/23 (b)	6,462,000	6,290,784
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	1,975,158
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.3% 3/5/20 (a)	3,000,000	2,965,070
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,402,901
Barclays PLC:
2.75% 11/8/19	5,331,000	5,302,644
2.875% 6/8/20	3,000,000	2,966,976
3.2% 8/10/21	5,045,000	4,961,879
3.25% 1/12/21	2,046,000	2,022,508
BNP Paribas 2.375% 5/21/20	3,000,000	2,961,574
BPCE SA 2.5% 7/15/19	2,000,000	1,990,828
Capital One NA:
2.35% 1/31/20	1,000,000	990,026
2.4% 9/5/19	2,000,000	1,989,748
CIT Group, Inc.:
3.875% 2/19/19	2,545,000	2,558,998
4.75% 2/16/24	5,000,000	4,990,750
Citigroup, Inc.:
2.05% 6/7/19	2,000,000	1,989,449
2.35% 8/2/21	10,000,000	9,728,549
2.4% 2/18/20	4,000,000	3,963,097
2.45% 1/10/20	3,000,000	2,977,081
2.5% 7/29/19	2,000,000	1,995,630
2.65% 10/26/20	3,000,000	2,964,982
2.7% 3/30/21	5,000,000	4,926,231
2.7% 10/27/22	5,000,000	4,830,687
2.75% 4/25/22	4,010,000	3,907,863
4.4% 6/10/25	2,604,000	2,609,219
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,475,075
2.55% 5/13/21	6,501,000	6,345,347
2.65% 5/26/22	3,000,000	2,902,584
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	403,289
Compass Bank 3.5% 6/11/21	3,000,000	2,994,637
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	7,919,440
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	5,985,421
Credit Suisse New York Branch:
2.3% 5/28/19	5,750,000	5,735,674
3% 10/29/21	1,500,000	1,484,118
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	5,970,211
Discover Bank 3.35% 2/6/23	1,557,000	1,521,303
Fifth Third Bancorp 2.875% 7/27/20	3,200,000	3,186,624
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,007,214
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.000% 3.95% 5/18/24 (b)(c)	3,000,000	3,005,045
2.95% 5/25/21	626,000	619,343
3.262% 3/13/23 (b)	3,374,000	3,325,614
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	2,980,999
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,811,883
3.15% 3/14/21	3,000,000	2,986,311
7% 12/15/20	180,000	193,950
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,422,900
ING Groep NV 3.15% 3/29/22	5,250,000	5,173,422
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,309,686
JPMorgan Chase & Co.:
2.25% 1/23/20	8,000,000	7,919,125
2.55% 10/29/20	7,500,000	7,410,345
2.75% 6/23/20	7,000,000	6,963,323
3.514% 6/18/22 (b)	8,000,000	8,038,149
3.559% 4/23/24 (b)	5,000,000	4,975,304
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,815,321
2.95% 3/1/21	2,300,000	2,276,359
2.998% 2/22/22	2,619,000	2,574,898
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,397,972
2.65% 9/25/19 (a)	2,000,000	1,994,222
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,896,027
2.632% 4/12/21 (a)	5,180,000	5,070,192
2.953% 2/28/22	6,000,000	5,883,455
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,227,646
Regions Bank 2.75% 4/1/21	5,000,000	4,926,292
Regions Financial Corp.:
2.75% 8/14/22	5,022,000	4,869,925
3.2% 2/8/21	4,000,000	3,984,410
Royal Bank of Canada 2.125% 3/2/20	5,350,000	5,291,600
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	7,000,000	6,820,778
4.5% 6/25/24 (b)	5,962,000	5,974,015
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	5,500,000	5,344,361
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	3,500,000	3,484,446
2.45% 1/16/20	3,000,000	2,972,570
2.65% 7/23/20	3,000,000	2,965,810
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,423,837
SunTrust Banks, Inc. 2.9% 3/3/21	2,828,000	2,802,303
Synchrony Bank 3% 6/15/22	2,328,000	2,240,830
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	6,815,485
The Toronto-Dominion Bank 2.125% 4/7/21	4,000,000	3,891,541
Wells Fargo & Co. 2.6% 7/22/20	8,000,000	7,926,480
Westpac Banking Corp. 2.8% 1/11/22	5,000,000	4,899,722
		356,305,003
Capital Markets - 7.1%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	14,797,272
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,789,205
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,241,376
2.85% 5/10/19	5,968,000	5,950,572
Deutsche Bank AG New York Branch:
3.15% 1/22/21	3,179,000	3,106,585
3.3% 11/16/22	5,000,000	4,751,808
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	9,724,744
Goldman Sachs Group, Inc.:
2.3% 12/13/19	5,000,000	4,962,069
2.876% 10/31/22 (b)	12,097,000	11,829,684
2.905% 7/24/23 (b)	10,000,000	9,706,531
3.2% 2/23/23	5,500,000	5,402,362
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,625,173
Lazard Group LLC 4.25% 11/14/20	543,000	552,896
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,998,386
Moody's Corp.:
2.625% 1/15/23	5,950,000	5,713,338
2.75% 7/15/19	8,000,000	7,995,813
2.75% 12/15/21	647,000	634,733
3.25% 6/7/21	2,577,000	2,570,402
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,624,746
2.5% 4/21/21	6,200,000	6,073,069
2.625% 11/17/21	5,350,000	5,224,458
2.65% 1/27/20	11,000,000	10,938,984
3.737% 4/24/24 (b)	5,000,000	4,980,383
4.875% 11/1/22	7,000,000	7,291,712
5.5% 1/26/20	2,000,000	2,066,365
5.625% 9/23/19	112,000	115,135
7.3% 5/13/19	603,000	621,434
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,856,208
UBS AG Stamford Branch 2.375% 8/14/19	5,843,000	5,820,179
		164,965,622
Consumer Finance - 4.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,779,202
3.5% 5/26/22	915,000	900,795
4.125% 7/3/23	1,826,000	1,822,268
Ally Financial, Inc.:
3.25% 11/5/18	3,000,000	3,000,000
4.25% 4/15/21	2,920,000	2,927,826
American Express Credit Corp.:
2.2% 3/3/20	5,000,000	4,938,870
2.25% 5/5/21	4,000,000	3,904,771
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 3.0131% 7/30/21 (a)(b)(c)	1,651,000	1,654,945
Capital One Financial Corp. 3.2% 1/30/23	7,000,000	6,828,784
Discover Financial Services 5.2% 4/27/22	3,239,000	3,367,261
Ford Motor Credit Co. LLC:
1.897% 8/12/19	3,000,000	2,962,350
2.343% 11/2/20	5,500,000	5,331,223
2.425% 6/12/20	3,000,000	2,933,670
2.597% 11/4/19	7,000,000	6,932,940
2.681% 1/9/20	4,063,000	4,016,049
3.157% 8/4/20	3,000,000	2,963,220
3.336% 3/18/21	4,500,000	4,409,120
3.339% 3/28/22	2,246,000	2,171,298
4.14% 2/15/23	5,000,000	4,925,150
Hyundai Capital America:
2% 7/1/19 (a)	3,000,000	2,971,694
2.55% 2/6/19 (a)	4,759,000	4,750,675
2.6% 3/19/20 (a)	2,000,000	1,973,494
Synchrony Financial:
2.6% 1/15/19	5,887,000	5,881,402
2.7% 2/3/20	2,500,000	2,474,353
3% 8/15/19	5,516,000	5,506,611
Toyota Motor Credit Corp. 2.6% 1/11/22	5,500,000	5,404,629
		101,732,600
Diversified Financial Services - 1.1%
AIG Global Funding 3.35% 6/25/21 (a)	5,000,000	4,999,445
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	467,000	465,481
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,218,238
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,391,643
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,551,336
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,948,319
		25,574,462
Insurance - 5.3%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,154,745
AFLAC, Inc. 2.4% 3/16/20	6,000,000	5,953,042
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,492,576
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,264,536
3.3% 3/1/21	4,987,000	4,984,477
4.2% 4/1/28	4,000,000	3,972,376
4.875% 6/1/22	1,484,000	1,554,914
Aon Corp. 5% 9/30/20	2,178,000	2,250,174
Aon PLC 2.8% 3/15/21	7,000,000	6,888,147
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,763,369
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,293,670
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	4,935,454
2.75% 1/30/22	2,231,000	2,184,693
3.3% 3/14/23	1,731,000	1,714,254
MassMutual Global Funding II:
2.35% 4/9/19 (a)	1,000,000	998,291
2.5% 4/13/22 (a)	5,440,000	5,308,560
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	5,600,000	5,535,002
2% 4/14/20 (a)	3,000,000	2,953,004
2.65% 4/8/22 (a)	5,000,000	4,871,207
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	3,973,941
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,189,750
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	9,907,011
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,564,678
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,274,749
Unum Group 5.625% 9/15/20	2,743,000	2,854,092
		122,836,712

TOTAL FINANCIALS		771,414,399

HEALTH CARE - 7.1%
Biotechnology - 0.6%
AbbVie, Inc. 2.5% 5/14/20	5,952,000	5,896,713
Amgen, Inc.:
2.125% 5/1/20	1,618,000	1,593,663
2.2% 5/22/19	4,290,000	4,276,962
Celgene Corp. 2.875% 8/15/20	3,000,000	2,985,228
		14,752,566
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories:
2.8% 9/15/20	4,182,000	4,158,348
2.9% 11/30/21	6,630,000	6,557,866
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2094% 12/29/20 (b)(c)	6,474,000	6,486,528
2.894% 6/6/22	3,544,000	3,450,229
Danaher Corp. 2.4% 9/15/20	619,000	611,620
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0759% 3/19/21 (b)(c)	3,916,000	3,922,149
		25,186,740
Health Care Providers & Services - 2.4%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,629,955
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,485,728
3.35% 3/9/21	11,911,000	11,914,028
3.7% 3/9/23	16,542,000	16,497,012
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	432,000	433,251
4.272% 8/28/23 (a)	552,000	554,313
Express Scripts Holding Co.:
2.25% 6/15/19	1,000,000	996,043
2.6% 11/30/20	1,233,000	1,212,391
4.75% 11/15/21	2,190,000	2,263,518
Humana, Inc. 2.5% 12/15/20	3,630,000	3,564,812
McKesson Corp. 2.284% 3/15/19	686,000	685,124
UnitedHealth Group, Inc.:
2.125% 3/15/21	3,000,000	2,930,844
2.7% 7/15/20	1,361,000	1,357,140
2.875% 12/15/21	2,000,000	1,982,846
3.35% 7/15/22	3,000,000	3,014,355
WellPoint, Inc. 2.25% 8/15/19	2,950,000	2,934,683
		55,456,043
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 3% 4/15/23	5,000,000	4,867,829
Pharmaceuticals - 2.8%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,406,799
3.45% 3/15/22	5,000,000	4,961,548
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (a)	3,000,000	2,981,373
3.5% 6/25/21 (a)	7,000,000	6,992,844
Mylan NV:
2.5% 6/7/19	5,404,000	5,378,743
3.15% 6/15/21	2,306,000	2,271,790
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,907,025
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,362,240
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,941,780
2.4% 9/23/21	7,000,000	6,764,153
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	4,234,000	4,162,303
2.2% 7/21/21	10,726,000	10,029,191
Zoetis, Inc. 3.45% 11/13/20	493,000	495,584
		63,655,373

TOTAL HEALTH CARE		163,918,551

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,556,530
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,333,307
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,131,018
United Technologies Corp. 3.35% 8/16/21	1,393,000	1,396,857
		11,417,712
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,458,535
3.4% 4/19/21	3,790,000	3,766,171
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	5,262	5,262
		9,229,968
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	910,000	901,330
2.35% 6/15/21	1,547,000	1,502,974
		2,404,304
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,917,733
2.8% 12/15/21	3,883,000	3,810,968
3% 12/15/20	5,100,000	5,074,047
3.65% 9/15/23	3,078,000	3,080,167
		14,882,915
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,752
John Deere Capital Corp. 2.35% 1/8/21	5,500,000	5,417,442
		5,678,194
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,049,507
2.625% 7/1/22	5,000,000	4,808,341
3.375% 6/1/21	8,097,000	8,049,065
3.75% 2/1/22	1,228,000	1,231,531
4.75% 3/1/20	605,000	617,050
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,658,249
		22,413,743

TOTAL INDUSTRIALS		66,026,836

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 1.0%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,927,635
3.2% 4/1/24	896,000	866,059
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,213,877
4.42% 6/15/21 (a)	4,200,000	4,271,282
5.45% 6/15/23 (a)	5,591,000	5,867,977
Tyco Electronics Group SA 2.35% 8/1/19	3,000,000	2,987,294
		23,134,124
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	5,000,000	5,009,258
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,752,000	3,738,885
Software - 0.2%
Oracle Corp. 1.9% 9/15/21	5,000,000	4,838,755
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	1,584,000	1,584,212
Xerox Corp. 2.75% 3/15/19	2,585,000	2,582,529
		4,166,741

TOTAL INFORMATION TECHNOLOGY		40,887,763

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,068,737
The Mosaic Co. 3.25% 11/15/22	7,000,000	6,867,398
		9,936,135
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	195,024
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,269,185
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,889,848
DDR Corp.:
4.25% 2/1/26	1,865,000	1,840,833
4.625% 7/15/22	7,779,000	7,997,459
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,635,725
3.375% 6/1/25	3,000,000	2,946,690
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	4,924,351
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,015,581
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,052,240
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,244,176
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,876,088
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,015,163
2.75% 6/1/23	4,610,000	4,476,354
Ventas Realty LP 3.125% 6/15/23	591,000	575,186
Welltower, Inc. 3.95% 9/1/23	1,993,000	2,007,005
		46,960,908
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,325,793
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	1,959,574
3.4% 10/1/20	5,590,000	5,600,018
3.625% 10/1/22	1,040,000	1,038,982
3.95% 7/1/22	2,280,000	2,306,916
Liberty Property LP 4.75% 10/1/20	1,045,000	1,070,714
Mack-Cali Realty LP 4.5% 4/18/22	185,000	180,587
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	4,000,000	4,085,044
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,069,951
		21,637,579

TOTAL REAL ESTATE		68,598,487

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
2.45% 6/30/20	5,088,000	5,020,566
2.8% 2/17/21	4,000,000	3,954,245
5.875% 10/1/19	5,034,000	5,188,963
BellSouth Corp. 4.333% 4/26/19 (a)(b)	5,000,000	5,042,950
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,288,213
CenturyLink, Inc. 6.15% 9/15/19	592,000	605,320
Verizon Communications, Inc.:
1.75% 8/15/21	6,575,000	6,319,988
2.625% 2/21/20	993,000	990,055
2.946% 3/15/22	3,961,000	3,906,780
3% 11/1/21	4,318,000	4,291,774
		39,608,854
UTILITIES - 5.9%
Electric Utilities - 2.9%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,427,403
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,297,230
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	50,488
Edison International 2.95% 3/15/23	730,000	700,701
Eversource Energy:
2.5% 3/15/21	4,386,000	4,304,470
2.75% 3/15/22	3,489,000	3,417,431
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,462,486
3.497% 6/1/22 (b)	10,287,000	10,161,286
FirstEnergy Corp. 4.25% 3/15/23	600,000	611,861
FirstEnergy Solutions Corp. 6.05% 8/15/21(d)	655,000	406,100
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,557,569
3.7% 9/1/24	1,115,000	1,077,797
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,376,282
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,040,379
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.987% 3/27/20 (b)(c)	1,564,000	1,564,462
PacifiCorp 5.5% 1/15/19	2,750,000	2,778,333
Southern Co.:
1.85% 7/1/19	8,000,000	7,942,904
2.35% 7/1/21	5,250,000	5,093,379
TECO Finance, Inc. 5.15% 3/15/20	252,000	258,709
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	9,744,348
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,028,984
		67,302,602
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	534,491
Southern Power Co. 2.375% 6/1/20	1,087,000	1,072,340
		1,606,831
Multi-Utilities - 2.9%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,324,851
2.8% 1/15/23	5,944,000	5,798,362
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,182,075
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,333,500
2% 5/15/21	1,538,000	1,492,937
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (b)(c)	651,000	626,588
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (b)(c)	567,000	545,738
2% 8/15/21	1,458,000	1,399,510
2.5% 12/1/19	10,382,000	10,309,111
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,781,974
3.85% 2/15/23	700,000	704,908
NiSource, Inc. 3.65% 6/15/23 (a)	5,200,000	5,197,724
NSTAR 4.5% 11/15/19	2,500,000	2,543,828
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,700,846
2.65% 11/15/22	3,830,000	3,693,551
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,055,655
Sempra Energy:
1.625% 10/7/19	4,189,000	4,122,833
2.4% 3/15/20	1,890,000	1,865,486
2.85% 11/15/20	1,392,000	1,373,094
2.9% 2/1/23	1,017,000	984,161
WEC Energy Group, Inc. 3.375% 6/15/21	5,540,000	5,560,638
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (b)(c)	454,000	441,806
2.45% 6/15/20	5,901,000	5,819,606
		67,858,782

TOTAL UTILITIES		136,768,215

TOTAL NONCONVERTIBLE BONDS
(Cost $1,769,543,176)		1,743,547,671

U.S. Treasury Obligations - 4.7%
U.S. Treasury Notes:
1.75% 6/30/22	$57,871,000	$55,804,806
2.125% 7/31/24	17,248,000	16,624,107
2.25% 12/31/24	21,838,000	21,143,620
2.75% 6/30/25	14,766,000	14,706,013
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $110,882,869)		108,278,546

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
3.5% 7/1/26 to 10/1/29	2,401,722	2,435,099
4.5% 3/1/35	23,587	24,682
6.5% 7/1/32 to 8/1/36	282,316	314,309
7% 8/1/28 to 6/1/33	195,928	221,161
7.5% 6/1/26 to 3/1/28	52,950	58,968
8.5% 5/1/21 to 9/1/25	3,416	3,724
9.5% 2/1/25	48	49

TOTAL FANNIE MAE		3,057,992

Freddie Mac - 0.1%
3.5% 8/1/26	1,583,087	1,602,899
8.5% 12/1/26 to 8/1/27	20,692	23,328

TOTAL FREDDIE MAC		1,626,227

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	45,828	51,014
7.5% 2/15/28 to 10/15/28	2,997	3,412
8% 6/15/24	29	32
8.5% 10/15/21	12,866	13,601

TOTAL GINNIE MAE		68,059

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,882,223)		4,752,278

Asset-Backed Securities - 5.1%
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	$5,500,000	$5,446,109
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,092,002
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A3, 1.81% 10/8/20	471,936	471,482
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.1898% 2/25/35 (b)(c)	257,869	258,454
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,640,819	3,606,382
CLUB Credit Trust Series 2017-P1 Class A, 2.42% 9/15/23 (a)	1,374,659	1,371,063
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	411,062	410,844
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.3148% 3/25/32 (b)(c)	9,741	9,980
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,874,306
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,489,000	1,493,312
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	968,810	964,807
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,251,344	2,239,591
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	571,131	571,270
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	4,142,000	4,114,742
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,114,458
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,820,419
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,297,913
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,384,298
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,430,512
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (a)(b)(c)	39,972	39,260
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (a)(b)(c)	14,503	14,226
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (a)(b)(c)	23,936	22,671
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (a)(b)(c)	9,079	8,497
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	3,160,000	3,141,414
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,051,295
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (b)(c)	392,000	306,625
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,000,000	5,003,527
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	3,429,726	3,429,215
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (b)(c)	143,506	143,123
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,418,791
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (b)(c)	126,217	126,299
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (a)(b)(c)	7,000,000	6,978,699
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.41% 9/15/23 (a)	1,222,336	1,220,742
Series 2017-3A Class A, 2.36% 11/15/23 (a)	1,669,703	1,663,869
Series 2018-1A Class A, 3.11% 6/17/24 (a)	3,557,719	3,559,237
Series 2018-2A Class A, 3.35% 10/15/24 (a)	3,747,000	3,746,861
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.22% 1/20/21 (a)	5,497,000	5,447,034
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.524% 3/25/20 (a)	1,483,372	1,477,342
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (b)(c)	2,132	2,128
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,902,112	2,910,286
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (a)(b)(c)(e)	304,000	188,253
Verizon Owner Trust Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,548,748
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,598,000	4,600,795
TOTAL ASSET-BACKED SECURITIES
(Cost $118,529,300)		118,020,881

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.2%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.2666% 5/27/35 (a)(b)	260,751	260,134
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,343,477
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (a)(b)(c)	2,857,000	2,854,392
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (b)(c)	20,970	20,705
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	1,620	1,606

TOTAL PRIVATE SPONSOR		4,480,314

U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	4,640,267	4,493,190
Series 2015-28 Class JE, 3% 5/25/45	3,264,609	3,230,038
Series 2018-3 Class LP, 3% 2/25/47	16,676,195	16,409,480
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	126,378	131,097
Series 4472 Class WL, 3% 5/15/45	1,503,850	1,488,229
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	4,731,005	4,706,942

TOTAL U.S. GOVERNMENT AGENCY		30,458,976

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $35,815,539)		34,939,290

Commercial Mortgage Securities - 9.1%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	12,732	12,728
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (b)(g)	3,791	27
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,951,680	5,957,873
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (a)(b)(c)	1,819	1,835
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (a)(b)(c)	56,428	52,981
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (a)(b)(c)	2,537	2,757
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (a)(b)(c)	18,203	16,978
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (a)(b)(c)	5,461	5,052
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (a)(b)(c)	7,975	7,315
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (a)(b)(c)	4,411	4,141
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (a)(b)(c)	4,411	3,550
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (a)(b)(c)	4,685	3,611
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (a)(b)(c)	2,490	2,630
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (a)(b)(c)	36,509	33,938
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (a)(b)(c)	38,367	36,924
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (a)(b)(c)	35,869	35,154
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (a)(b)(c)	12,596	11,718
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (a)(b)(c)	6,805	6,232
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (a)(b)(c)	5,549	4,662
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (a)(b)(c)	33,491	31,347
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (a)(b)(c)	7,429	6,850
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (a)(b)(c)	7,971	7,196
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (a)(b)(c)	12,296	10,634
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (a)(b)(c)	19,456	16,331
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (a)(b)(c)	7,518	7,289
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,706,551
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.1127% 10/15/32 (a)(b)(c)	3,958,000	3,962,896
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,791,529
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.8527% 7/15/32 (a)(b)(c)	3,948,000	3,947,994
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	9,901,059
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	2,366,000	2,345,745
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,346,505	1,339,929
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,394,696
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,297,696	1,275,425
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,915,000	5,911,713
Series 2013-CR7:
Class A4, 3.213% 3/10/46	4,365,000	4,347,611
Class AM, 3.314% 3/10/46 (a)	849,000	836,451
Series 2015-CR22 Class ASB, 3.144% 3/10/48	2,013,000	1,998,724
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,580,953
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,188,333
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,924,706	1,900,670
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,254,333	3,254,916
Series 2014-CR17 Class A2, 3.012% 5/10/47	755,939	756,509
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	951,129
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.622% 12/15/34 (a)(b)(c)	731,828	732,059
Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	2,358,850	2,358,833
Class CFX, 3.4949% 12/15/34 (a)(b)	1,059,000	1,057,015
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	6,477,000	6,744,764
Class A3, 3.482% 1/10/45	2,955,837	2,979,658
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,392,964	2,403,072
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,710,078	3,638,586
Series 2013-GC10:
Class A4, 2.681% 2/10/46	957,376	936,810
Class A5, 2.943% 2/10/46	5,531,000	5,452,347
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	707,704
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	825,519
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,340,000	3,354,282
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,178,000	2,174,602
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,492,038
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,973,173
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,840,622
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	907,909
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,516,519	1,512,838
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,001,484
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,954,358	1,969,644
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	3,108,106	3,058,586
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,804,226
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,798,506
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	5,000,000	4,929,199
Series 2013-C11 Class A4, 4.3027% 8/15/46 (b)	1,443,000	1,493,067
Series 2014-C14 Class A2, 2.916% 2/15/47	705,316	705,236
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,667,129
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,158,291
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	5,915,730	6,109,643
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,817,115
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	2,084,196	2,033,352
Class B, 4.181% 11/15/34 (a)	876,350	862,790
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (a)(b)(c)	3,904,857	3,918,253
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	6,878,945
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.8534% 4/10/46 (a)(b)(c)	3,595,359	3,650,430
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,723,369
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,017,121
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.4127% 6/15/29 (a)(b)(c)	2,645,000	2,648,155
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,619,059	4,559,956
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,046,564
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,115,528
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,123,081	4,259,435
Series 2012-C9 Class A3, 2.87% 11/15/45	3,145,202	3,100,021
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	5,887,059
Series 2013-C12 Class ASB, 2.838% 3/15/48	501,625	498,794
Series 2013-C14 Class A5, 3.337% 6/15/46	5,359,000	5,365,678
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,117,987
Series 2014-C22 Class ASB, 3.464% 9/15/57	5,506,000	5,543,948
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,182,619	1,171,143
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,457,335
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $217,085,557)		211,132,406

Municipal Securities - 0.6%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,704,645
Series 2011, 5.877% 3/1/19	4,715,000	4,775,588
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,291,673
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	5,946,951
TOTAL MUNICIPAL SECURITIES
(Cost $14,906,766)		14,718,857

Bank Notes - 2.4%
Capital One NA 1.85% 9/13/19	3,000,000	2,971,072
Citibank NA 2.1% 6/12/20	5,000,000	4,911,543
Citizens Bank NA 2.25% 10/30/20	5,000,000	4,884,942
Compass Bank 2.875% 6/29/22	2,943,000	2,848,237
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	1,981,539
3.1% 6/4/20	3,590,000	3,574,958
Fifth Third Bank 2.875% 10/1/21	2,000,000	1,970,527
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	4,994,459
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	2,298,000	2,306,704
KeyBank NA 2.5% 12/15/19	3,783,000	3,762,801
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,965,824
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,875,191
2.45% 11/5/20	5,000,000	4,928,068
SunTrust Bank 3.502% 8/2/22 (b)	3,790,000	3,790,711
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	5,014,244
TOTAL BANK NOTES
(Cost $56,462,607)		55,780,820
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (h)
(Cost $19,684,113)	190,004	18,968,059

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.97% (i)
(Cost $1,291,851)	1,291,464	1,291,722
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,349,084,001)		2,311,430,530
NET OTHER ASSETS (LIABILITIES) - 0.5%		12,451,348
NET ASSETS - 100%		$2,323,881,878

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $464,854,264 or 20.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278,902
Fidelity Specialized High Income Central Fund	1,320,808
Total	$1,599,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,520,804	$1,320,807	$--	$--	$(873,552)	$18,968,059	2.6%
Total	$18,520,804	$1,320,807	$--	$--	$(873,552)	$18,968,059

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,743,547,671	$--	$1,743,547,671	$--
U.S. Government and Government Agency Obligations	108,278,546	--	108,278,546	--
U.S. Government Agency - Mortgage Securities	4,752,278	--	4,752,278	--
Asset-Backed Securities	118,020,881	--	117,832,628	188,253
Collateralized Mortgage Obligations	34,939,290	--	34,939,290	--
Commercial Mortgage Securities	211,132,406	--	211,132,406	--
Municipal Securities	14,718,857	--	14,718,857	--
Bank Notes	55,780,820	--	55,780,820	--
Fixed-Income Funds	18,968,059	18,968,059	--	--
Money Market Funds	1,291,722	1,291,722	--	--
Total Investments in Securities:	$2,311,430,530	$20,259,781	$2,290,982,496	$188,253

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
United Kingdom	3.8%
Canada	2.4%
Japan	1.8%
Netherlands	1.8%
Ireland	1.7%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,328,108,037)	$2,291,170,749
Fidelity Central Funds (cost $20,975,964)	20,259,781
Total Investment in Securities (cost $2,349,084,001)		$2,311,430,530
Receivable for investments sold		1,352
Receivable for fund shares sold		2,746,462
Interest receivable		15,119,565
Distributions receivable from Fidelity Central Funds		29,350
Total assets		2,329,327,259
Liabilities
Payable for fund shares redeemed	$3,869,606
Distributions payable	514,767
Accrued management fee	595,671
Distribution and service plan fees payable	137,597
Other affiliated payables	327,740
Total liabilities		5,445,381
Net Assets		$2,323,881,878
Net Assets consist of:
Paid in capital		$2,369,784,720
Undistributed net investment income		1,572,815
Accumulated undistributed net realized gain (loss) on investments		(9,822,186)
Net unrealized appreciation (depreciation) on investments		(37,653,471)
Net Assets		$2,323,881,878
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($247,561,681 ÷ 21,952,922 shares)		$11.28
Maximum offering price per share (100/97.25 of $11.28)		$11.60
Class M:
Net Asset Value and redemption price per share ($158,027,306 ÷ 14,004,856 shares)		$11.28
Maximum offering price per share (100/97.25 of $11.28)		$11.60
Class C:
Net Asset Value and offering price per share ($63,104,997 ÷ 5,608,552 shares)(a)		$11.25
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,333,185,651 ÷ 117,919,086 shares)		$11.31
Class I:
Net Asset Value, offering price and redemption price per share ($522,002,243 ÷ 46,161,717 shares)		$11.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Interest		$65,350,506
Income from Fidelity Central Funds		1,239,691
Total income		66,590,197
Expenses
Management fee	$7,949,190
Transfer agent fees	3,171,875
Distribution and service plan fees	1,791,853
Fund wide operations fee	1,132,714
Independent trustees' fees and expenses	10,594
Commitment fees	7,598
Total expenses before reductions	14,063,824
Expense reductions	(2,042)
Total expenses after reductions		14,061,782
Net investment income (loss)		52,528,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,493,766)
Fidelity Central Funds	(939)
Capital gain distributions from Fidelity Central Funds	360,019
Total net realized gain (loss)		(9,134,686)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(53,234,310)
Fidelity Central Funds	(873,069)
Total change in net unrealized appreciation (depreciation)		(54,107,379)
Net gain (loss)		(63,242,065)
Net increase (decrease) in net assets resulting from operations		$(10,713,650)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,528,415	$43,169,531
Net realized gain (loss)	(9,134,686)	309,870
Change in net unrealized appreciation (depreciation)	(54,107,379)	(8,192,877)
Net increase (decrease) in net assets resulting from operations	(10,713,650)	35,286,524
Distributions to shareholders from net investment income	(51,447,723)	(41,051,469)
Share transactions - net increase (decrease)	(406,049,857)	292,353,532
Total increase (decrease) in net assets	(468,211,230)	286,588,587
Net Assets
Beginning of period	2,792,093,108	2,505,504,521
End of period	$2,323,881,878	$2,792,093,108
Other Information
Undistributed net investment income end of period	$1,572,815	$1,935,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.56	$11.42	$11.52	$11.33
Income from Investment Operations
Net investment income (loss)A	.206	.165	.179	.170	.232
Net realized and unrealized gain (loss)	(.264)	(.030)	.132	(.111)	.160
Total from investment operations	(.058)	.135	.311	.059	.392
Distributions from net investment income	(.202)	(.155)	(.171)	(.159)	(.202)
Total distributions	(.202)	(.155)	(.171)	(.159)	(.202)
Net asset value, end of period	$11.28	$11.54	$11.56	$11.42	$11.52
Total ReturnB,C	(.50)%	1.18%	2.75%	.51%	3.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.79%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.79%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.79%
Net investment income (loss)	1.81%	1.43%	1.56%	1.48%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$247,562	$289,758	$362,481	$304,040	$215,800
Portfolio turnover rateF	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.57	$11.42	$11.53	$11.34
Income from Investment Operations
Net investment income (loss)A	.205	.164	.178	.170	.234
Net realized and unrealized gain (loss)	(.264)	(.040)	.142	(.121)	.161
Total from investment operations	(.059)	.124	.320	.049	.395
Distributions from net investment income	(.201)	(.154)	(.170)	(.159)	(.205)
Total distributions	(.201)	(.154)	(.170)	(.159)	(.205)
Net asset value, end of period	$11.28	$11.54	$11.57	$11.42	$11.53
Total ReturnB,C	(.51)%	1.09%	2.83%	.42%	3.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.77%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.77%
Net investment income (loss)	1.80%	1.42%	1.56%	1.48%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$158,027	$174,571	$191,505	$193,612	$198,510
Portfolio turnover rateF	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.54	$11.39	$11.50	$11.31
Income from Investment Operations
Net investment income (loss)A	.117	.075	.090	.081	.143
Net realized and unrealized gain (loss)	(.264)	(.039)	.142	(.121)	.162
Total from investment operations	(.147)	.036	.232	(.040)	.305
Distributions from net investment income	(.113)	(.066)	(.082)	(.070)	(.115)
Total distributions	(.113)	(.066)	(.082)	(.070)	(.115)
Net asset value, end of period	$11.25	$11.51	$11.54	$11.39	$11.50
Total ReturnB,C	(1.28)%	.32%	2.05%	(.35)%	2.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.53%	1.53%	1.54%	1.56%
Expenses net of fee waivers, if any	1.53%	1.53%	1.53%	1.54%	1.56%
Expenses net of all reductions	1.53%	1.53%	1.53%	1.54%	1.56%
Net investment income (loss)	1.03%	.66%	.79%	.71%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$63,105	$79,249	$97,987	$81,929	$64,333
Portfolio turnover rateF	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Bond Fund

Years ended August 31,	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$11.59	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.241	.200	.214	.205	.209
Net realized and unrealized gain (loss)	(.254)	(.039)	.133	(.110)	.038
Total from investment operations	(.013)	.161	.347	.095	.247
Distributions from net investment income	(.237)	(.191)	(.207)	(.195)	(.197)
Total distributions	(.237)	(.191)	(.207)	(.195)	(.197)
Net asset value, end of period	$11.31	$11.56	$11.59	$11.45	$11.55
Total ReturnC,D	(.10)%	1.40%	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45%	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%G
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%G
Net investment income (loss)	2.11%	1.74%	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,333,186	$1,643,205	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	37%	39%	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.60	$11.45	$11.55	$11.36
Income from Investment Operations
Net investment income (loss)A	.236	.194	.209	.200	.262
Net realized and unrealized gain (loss)	(.264)	(.039)	.142	(.111)	.161
Total from investment operations	(.028)	.155	.351	.089	.423
Distributions from net investment income	(.232)	(.185)	(.201)	(.189)	(.233)
Total distributions	(.232)	(.185)	(.201)	(.189)	(.233)
Net asset value, end of period	$11.31	$11.57	$11.60	$11.45	$11.55
Total ReturnB	(.24)%	1.36%	3.10%	.78%	3.74%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.53%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.53%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.53%
Net investment income (loss)	2.07%	1.69%	1.82%	1.74%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$522,002	$605,310	$537,585	$391,808	$174,568
Portfolio turnover rateE	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, short-term gain distributions form the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,912,416
Gross unrealized depreciation	(39,279,030)
Net unrealized appreciation (depreciation)	$(36,366,614)
Tax Cost	$2,347,797,144

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$126,441
Capital loss carryforward	$(9,662,667)
Net unrealized appreciation (depreciation) on securities and other investments	$(36,366,614)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(3,851,565)
Long-term	(5,811,102)
Total no expiration	$(9,662,667)
Total capital loss carryforward	$(9,662,667)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$51,447,723	$ 41,051,469

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $708,883,421 and $822,537,263, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$673,250	$16,450
Class M	-%	.25%	415,156	42,300
Class C	.75%	.25%	703,447	423
			$1,791,853	$59,173

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,704
Class M	3,508
Class C(a)	7,849
$28,061

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$419,536.16
Class M	270,297.16
Class C	129,347.18
Fidelity Limited Term Bond Fund	1,524,096.10
Class I	828,599.15
	$3,171,875

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,598 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $184.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,042.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$4,761,408	$4,518,379
Class M	2,930,049	2,427,595
Class C	694,202	500,470
Fidelity Limited Term Bond Fund	31,528,907	24,371,965
Class I	11,533,157	9,233,060
Total	$51,447,723	$41,051,469

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	9,015,644	15,817,734	$102,363,494	$181,623,365
Reinvestment of distributions	401,091	371,201	4,547,047	4,263,466
Shares redeemed	(12,582,887)	(22,416,990)	(142,735,366)	(257,141,286)
Net increase (decrease)	(3,166,152)	(6,228,055)	$(35,824,825)	$(71,254,455)
Class M
Shares sold	3,174,517	3,595,932	$36,074,513	$41,318,598
Reinvestment of distributions	238,226	197,203	2,701,019	2,265,769
Shares redeemed	(4,532,381)	(5,220,343)	(51,469,867)	(59,946,959)
Net increase (decrease)	(1,119,638)	(1,427,208)	$(12,694,335)	$(16,362,592)
Class C
Shares sold	1,026,181	1,854,442	$11,635,260	$21,247,507
Reinvestment of distributions	58,259	39,929	658,454	457,654
Shares redeemed	(2,361,529)	(3,501,926)	(26,755,344)	(40,064,795)
Net increase (decrease)	(1,277,089)	(1,607,555)	$(14,461,630)	$(18,359,634)
Fidelity Limited Term Bond Fund
Shares sold	38,243,780	81,352,366	$436,736,475	$936,348,816
Reinvestment of distributions	2,484,195	1,936,026	28,245,918	22,295,140
Shares redeemed	(64,893,732)	(54,717,281)	(738,150,821)	(628,932,829)
Net increase (decrease)	(24,165,757)	28,571,111	$(273,168,428)	$329,711,127
Class I
Shares sold	17,003,216	27,667,723	$193,712,445	$318,213,399
Reinvestment of distributions	858,412	667,292	9,757,154	7,686,267
Shares redeemed	(24,029,739)	(22,368,346)	(273,370,238)	(257,280,580)
Net increase (decrease)	(6,168,111)	5,966,669	$(69,900,639)	$68,619,086

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Limited Term Bond Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.75%
Actual		$1,000.00	$1,008.00	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class M	.76%
Actual		$1,000.00	$1,008.00	$3.85
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class C	1.52%
Actual		$1,000.00	$1,004.10	$7.68
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,009.60	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,009.30	$2.48
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 6.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $29,200,619 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

LTB-ANN-1018
1.539398.121

Fidelity® Limited Term Bond Fund Annual Report August 31, 2018 Fidelity® Limited Term Bond Fund is a class of Fidelity Advisor® Limited Term Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Limited Term Bond Fund	(0.10)%	1.79%	3.54%

 Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Limited Term Bond Fund, a class of the fund, on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

See above for additional information regarding the performance of Fidelity® Limited Term Bond Fund.

Period Ending Values
$14,156	Fidelity® Limited Term Bond Fund
$12,433	Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Manager Rob Galusza:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) returned about -1% to 0%, roughly in line, net of fees, with the -0.13% result of the Fidelity Limited Term Composite IndexSM. We kept the fund’s duration, meaning its sensitivity to interest rates, shorter than that of the Composite index. This benefited fund performance versus the Composite index amid rising policy and market rates and strong economic growth. Exposure to corporate bonds also contributed to the fund’s relative result. Within corporates, bonds of financial institutions added the most relative value, followed by lighter-than-index exposure to Treasury securities and picks within the energy sector. Underweighting government-related agency debentures and avoiding the debt of foreign-government institutions further helped relative performance. Conversely, an underweighting in the bonds of technology companies detracted a bit, as did out-of-index exposure to asset-backed securities. We didn’t make major positioning changes this period, although we became more selective among European banks. As of August 31, we continue to position for higher rates, while focusing on higher-quality corporate issues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 30, 2017, Rob Galusza, formerly Lead Portfolio Manager of the fund, became Co-Manager, joining David Prothro.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2018
U.S. Government and U.S. Government Agency Obligations	6.2%
AAA	13.3%
AA	3.3%
A	23.3%
BBB	46.3%
BB and Below	6.4%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*
Corporate Bonds	75.7%
U.S. Government and U.S. Government Agency Obligations	6.2%
Asset-Backed Securities	5.1%
CMOs and Other Mortgage Related Securities	9.3%
Municipal Bonds	0.6%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 16.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds - 75.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 4.2%
American Honda Finance Corp.:
1.7% 9/9/21	$3,613,000	$3,465,530
2% 2/14/20	5,000,000	4,939,703
2.65% 2/12/21	5,000,000	4,955,173
BMW U.S. Capital LLC:
2.15% 4/6/20 (a)	7,000,000	6,902,039
2.7% 4/6/22 (a)	5,799,000	5,658,157
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	5,000,000	4,945,866
2.25% 3/2/20 (a)	3,020,000	2,977,378
2.3% 1/6/20 (a)	5,000,000	4,946,656
2.3% 2/12/21 (a)	5,500,000	5,363,322
2.45% 5/18/20 (a)	6,415,000	6,338,134
2.85% 1/6/22 (a)	3,175,000	3,104,606
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,961,500
2.65% 4/13/20	7,684,000	7,610,387
3.15% 1/15/20	5,000,000	5,002,400
3.2% 7/13/20	5,000,000	4,983,737
3.25% 1/5/23	5,000,000	4,843,209
3.55% 4/9/21	3,143,000	3,134,369
4.15% 6/19/23	5,231,000	5,216,889
4.2% 3/1/21	3,000,000	3,041,533
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	4,458,000	4,394,560
		96,785,148
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,192,655
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.:
2.2% 5/26/20	5,000,000	4,936,171
2.625% 1/15/22	3,229,000	3,163,464
2.75% 12/9/20	5,345,000	5,315,512
		13,415,147
Household Durables - 0.6%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,671,698
4% 2/15/20	3,000,000	3,024,090
Lennar Corp. 2.95% 11/29/20	5,800,000	5,636,904
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,500,000
		14,832,692
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24	4,922,000	4,772,335
Media - 3.0%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,379,256
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	2,982,031
CBS Corp. 2.3% 8/15/19	3,663,000	3,643,756
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,000,000	5,014,548
4.464% 7/23/22	14,000,000	14,279,524
Comcast Corp. 1.625% 1/15/22	15,111,000	14,330,568
Discovery Communications LLC 2.95% 3/20/23	7,000,000	6,729,559
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	2,987,283
Time Warner Cable, Inc. 8.25% 4/1/19	500,000	514,904
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,990,405
4.75% 3/29/21	3,683,000	3,796,590
		69,648,424
Specialty Retail - 0.1%
AutoZone, Inc. 3.125% 7/15/23	3,247,000	3,172,111

TOTAL CONSUMER DISCRETIONARY		206,818,512

CONSUMER STAPLES - 3.8%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	12,890,000	12,740,089
3.3% 2/1/23	9,190,000	9,117,666
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,815,287
		26,673,042
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	9,900,835
Kroger Co. 3.3% 1/15/21	5,000,000	5,003,935
		14,904,770
Food Products - 0.5%
General Mills, Inc.:
2.2% 10/21/19	2,000,000	1,985,440
3.2% 4/16/21	944,000	942,158
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,947,577
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,984,225
		11,859,400
Tobacco - 1.5%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,979,079
Bat Capital Corp. 2.764% 8/15/22 (a)	10,000,000	9,686,915
BAT International Finance PLC 2.75% 6/15/20 (a)	8,160,000	8,086,067
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	3,000,000	2,980,589
Philip Morris International, Inc. 1.875% 2/25/21	6,954,000	6,740,249
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,160,533
4% 6/12/22	1,077,000	1,090,053
		34,723,485

TOTAL CONSUMER STAPLES		88,160,697

ENERGY - 6.5%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	806,741
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	999,999
Schlumberger Holdings Corp. 3% 12/21/20 (a)	5,000,000	4,984,456
		6,791,196
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	576,354
BP Capital Markets PLC 2.315% 2/13/20	4,411,000	4,373,426
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	7,914,250
Cenovus Energy, Inc.:
3% 8/15/22	1,504,000	1,446,910
5.7% 10/15/19	297,000	304,158
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,439,000	1,434,601
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,889,605
DCP Midstream Operating LP 2.7% 4/1/19	821,000	815,869
Devon Energy Corp. 3.25% 5/15/22	7,480,000	7,369,438
Encana Corp.:
3.9% 11/15/21	4,500,000	4,535,830
6.5% 5/15/19	5,000,000	5,116,541
Energy Transfer Partners LP:
3.6% 2/1/23	2,824,000	2,784,078
4.2% 9/15/23	1,441,000	1,457,827
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	781,121
Enterprise Products Operating LP:
2.55% 10/15/19	5,678,000	5,653,552
2.8% 2/15/21	2,038,000	2,019,827
2.85% 4/15/21	1,590,000	1,573,289
EQT Corp. 2.5% 10/1/20	2,497,000	2,443,223
Exxon Mobil Corp. 2.726% 3/1/23	2,954,000	2,906,032
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,735,401
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,284,515
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,771,446
MPLX LP:
3.375% 3/15/23	4,618,000	4,543,295
4.5% 7/15/23	856,000	880,076
Petrobras Global Finance BV 6.125% 1/17/22	2,375,000	2,424,875
Petroleos Mexicanos:
4.625% 9/21/23	4,535,000	4,456,998
5.375% 3/13/22	6,440,000	6,581,680
6.375% 2/4/21	2,000,000	2,090,000
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,821,430
3.65% 6/1/22	4,768,000	4,723,529
5.75% 1/15/20	962,000	991,138
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,005,463
Spectra Energy Partners LP 2.95% 9/25/18	90,000	90,026
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,610,000	5,554,024
2.5% 8/1/22	5,142,000	4,957,453
3.125% 1/15/19	1,693,000	1,695,492
Western Gas Partners LP 5.375% 6/1/21	7,371,000	7,638,245
Williams Partners LP 3.6% 3/15/22	10,000,000	9,977,009
		144,618,026

TOTAL ENERGY		151,409,222

FINANCIALS - 33.2%
Banks - 15.3%
ABN AMRO Bank NV 3.4% 8/27/21 (a)	5,000,000	4,995,595
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (a)	2,575,000	2,576,700
Bank of America Corp.:
2.25% 4/21/20	8,140,000	8,039,523
2.369% 7/21/21 (b)	5,000,000	4,912,538
2.625% 10/19/20	12,000,000	11,887,045
2.625% 4/19/21	13,000,000	12,794,137
3.004% 12/20/23 (b)	6,462,000	6,290,784
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	1,975,158
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.3% 3/5/20 (a)	3,000,000	2,965,070
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,402,901
Barclays PLC:
2.75% 11/8/19	5,331,000	5,302,644
2.875% 6/8/20	3,000,000	2,966,976
3.2% 8/10/21	5,045,000	4,961,879
3.25% 1/12/21	2,046,000	2,022,508
BNP Paribas 2.375% 5/21/20	3,000,000	2,961,574
BPCE SA 2.5% 7/15/19	2,000,000	1,990,828
Capital One NA:
2.35% 1/31/20	1,000,000	990,026
2.4% 9/5/19	2,000,000	1,989,748
CIT Group, Inc.:
3.875% 2/19/19	2,545,000	2,558,998
4.75% 2/16/24	5,000,000	4,990,750
Citigroup, Inc.:
2.05% 6/7/19	2,000,000	1,989,449
2.35% 8/2/21	10,000,000	9,728,549
2.4% 2/18/20	4,000,000	3,963,097
2.45% 1/10/20	3,000,000	2,977,081
2.5% 7/29/19	2,000,000	1,995,630
2.65% 10/26/20	3,000,000	2,964,982
2.7% 3/30/21	5,000,000	4,926,231
2.7% 10/27/22	5,000,000	4,830,687
2.75% 4/25/22	4,010,000	3,907,863
4.4% 6/10/25	2,604,000	2,609,219
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,475,075
2.55% 5/13/21	6,501,000	6,345,347
2.65% 5/26/22	3,000,000	2,902,584
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	403,289
Compass Bank 3.5% 6/11/21	3,000,000	2,994,637
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	7,919,440
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	5,985,421
Credit Suisse New York Branch:
2.3% 5/28/19	5,750,000	5,735,674
3% 10/29/21	1,500,000	1,484,118
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	5,970,211
Discover Bank 3.35% 2/6/23	1,557,000	1,521,303
Fifth Third Bancorp 2.875% 7/27/20	3,200,000	3,186,624
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,007,214
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.000% 3.95% 5/18/24 (b)(c)	3,000,000	3,005,045
2.95% 5/25/21	626,000	619,343
3.262% 3/13/23 (b)	3,374,000	3,325,614
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	2,980,999
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,811,883
3.15% 3/14/21	3,000,000	2,986,311
7% 12/15/20	180,000	193,950
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,422,900
ING Groep NV 3.15% 3/29/22	5,250,000	5,173,422
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,309,686
JPMorgan Chase & Co.:
2.25% 1/23/20	8,000,000	7,919,125
2.55% 10/29/20	7,500,000	7,410,345
2.75% 6/23/20	7,000,000	6,963,323
3.514% 6/18/22 (b)	8,000,000	8,038,149
3.559% 4/23/24 (b)	5,000,000	4,975,304
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,815,321
2.95% 3/1/21	2,300,000	2,276,359
2.998% 2/22/22	2,619,000	2,574,898
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,397,972
2.65% 9/25/19 (a)	2,000,000	1,994,222
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,896,027
2.632% 4/12/21 (a)	5,180,000	5,070,192
2.953% 2/28/22	6,000,000	5,883,455
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,227,646
Regions Bank 2.75% 4/1/21	5,000,000	4,926,292
Regions Financial Corp.:
2.75% 8/14/22	5,022,000	4,869,925
3.2% 2/8/21	4,000,000	3,984,410
Royal Bank of Canada 2.125% 3/2/20	5,350,000	5,291,600
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	7,000,000	6,820,778
4.5% 6/25/24 (b)	5,962,000	5,974,015
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	5,500,000	5,344,361
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	3,500,000	3,484,446
2.45% 1/16/20	3,000,000	2,972,570
2.65% 7/23/20	3,000,000	2,965,810
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,423,837
SunTrust Banks, Inc. 2.9% 3/3/21	2,828,000	2,802,303
Synchrony Bank 3% 6/15/22	2,328,000	2,240,830
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	6,815,485
The Toronto-Dominion Bank 2.125% 4/7/21	4,000,000	3,891,541
Wells Fargo & Co. 2.6% 7/22/20	8,000,000	7,926,480
Westpac Banking Corp. 2.8% 1/11/22	5,000,000	4,899,722
		356,305,003
Capital Markets - 7.1%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	14,797,272
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,789,205
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,241,376
2.85% 5/10/19	5,968,000	5,950,572
Deutsche Bank AG New York Branch:
3.15% 1/22/21	3,179,000	3,106,585
3.3% 11/16/22	5,000,000	4,751,808
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	9,724,744
Goldman Sachs Group, Inc.:
2.3% 12/13/19	5,000,000	4,962,069
2.876% 10/31/22 (b)	12,097,000	11,829,684
2.905% 7/24/23 (b)	10,000,000	9,706,531
3.2% 2/23/23	5,500,000	5,402,362
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,625,173
Lazard Group LLC 4.25% 11/14/20	543,000	552,896
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,998,386
Moody's Corp.:
2.625% 1/15/23	5,950,000	5,713,338
2.75% 7/15/19	8,000,000	7,995,813
2.75% 12/15/21	647,000	634,733
3.25% 6/7/21	2,577,000	2,570,402
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,624,746
2.5% 4/21/21	6,200,000	6,073,069
2.625% 11/17/21	5,350,000	5,224,458
2.65% 1/27/20	11,000,000	10,938,984
3.737% 4/24/24 (b)	5,000,000	4,980,383
4.875% 11/1/22	7,000,000	7,291,712
5.5% 1/26/20	2,000,000	2,066,365
5.625% 9/23/19	112,000	115,135
7.3% 5/13/19	603,000	621,434
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,856,208
UBS AG Stamford Branch 2.375% 8/14/19	5,843,000	5,820,179
		164,965,622
Consumer Finance - 4.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,779,202
3.5% 5/26/22	915,000	900,795
4.125% 7/3/23	1,826,000	1,822,268
Ally Financial, Inc.:
3.25% 11/5/18	3,000,000	3,000,000
4.25% 4/15/21	2,920,000	2,927,826
American Express Credit Corp.:
2.2% 3/3/20	5,000,000	4,938,870
2.25% 5/5/21	4,000,000	3,904,771
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 3.0131% 7/30/21 (a)(b)(c)	1,651,000	1,654,945
Capital One Financial Corp. 3.2% 1/30/23	7,000,000	6,828,784
Discover Financial Services 5.2% 4/27/22	3,239,000	3,367,261
Ford Motor Credit Co. LLC:
1.897% 8/12/19	3,000,000	2,962,350
2.343% 11/2/20	5,500,000	5,331,223
2.425% 6/12/20	3,000,000	2,933,670
2.597% 11/4/19	7,000,000	6,932,940
2.681% 1/9/20	4,063,000	4,016,049
3.157% 8/4/20	3,000,000	2,963,220
3.336% 3/18/21	4,500,000	4,409,120
3.339% 3/28/22	2,246,000	2,171,298
4.14% 2/15/23	5,000,000	4,925,150
Hyundai Capital America:
2% 7/1/19 (a)	3,000,000	2,971,694
2.55% 2/6/19 (a)	4,759,000	4,750,675
2.6% 3/19/20 (a)	2,000,000	1,973,494
Synchrony Financial:
2.6% 1/15/19	5,887,000	5,881,402
2.7% 2/3/20	2,500,000	2,474,353
3% 8/15/19	5,516,000	5,506,611
Toyota Motor Credit Corp. 2.6% 1/11/22	5,500,000	5,404,629
		101,732,600
Diversified Financial Services - 1.1%
AIG Global Funding 3.35% 6/25/21 (a)	5,000,000	4,999,445
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	467,000	465,481
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,218,238
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,391,643
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,551,336
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,948,319
		25,574,462
Insurance - 5.3%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,154,745
AFLAC, Inc. 2.4% 3/16/20	6,000,000	5,953,042
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,492,576
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,264,536
3.3% 3/1/21	4,987,000	4,984,477
4.2% 4/1/28	4,000,000	3,972,376
4.875% 6/1/22	1,484,000	1,554,914
Aon Corp. 5% 9/30/20	2,178,000	2,250,174
Aon PLC 2.8% 3/15/21	7,000,000	6,888,147
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,763,369
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,293,670
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	4,935,454
2.75% 1/30/22	2,231,000	2,184,693
3.3% 3/14/23	1,731,000	1,714,254
MassMutual Global Funding II:
2.35% 4/9/19 (a)	1,000,000	998,291
2.5% 4/13/22 (a)	5,440,000	5,308,560
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	5,600,000	5,535,002
2% 4/14/20 (a)	3,000,000	2,953,004
2.65% 4/8/22 (a)	5,000,000	4,871,207
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	3,973,941
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,189,750
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	9,907,011
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,564,678
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,274,749
Unum Group 5.625% 9/15/20	2,743,000	2,854,092
		122,836,712

TOTAL FINANCIALS		771,414,399

HEALTH CARE - 7.1%
Biotechnology - 0.6%
AbbVie, Inc. 2.5% 5/14/20	5,952,000	5,896,713
Amgen, Inc.:
2.125% 5/1/20	1,618,000	1,593,663
2.2% 5/22/19	4,290,000	4,276,962
Celgene Corp. 2.875% 8/15/20	3,000,000	2,985,228
		14,752,566
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories:
2.8% 9/15/20	4,182,000	4,158,348
2.9% 11/30/21	6,630,000	6,557,866
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2094% 12/29/20 (b)(c)	6,474,000	6,486,528
2.894% 6/6/22	3,544,000	3,450,229
Danaher Corp. 2.4% 9/15/20	619,000	611,620
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0759% 3/19/21 (b)(c)	3,916,000	3,922,149
		25,186,740
Health Care Providers & Services - 2.4%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,629,955
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,485,728
3.35% 3/9/21	11,911,000	11,914,028
3.7% 3/9/23	16,542,000	16,497,012
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	432,000	433,251
4.272% 8/28/23 (a)	552,000	554,313
Express Scripts Holding Co.:
2.25% 6/15/19	1,000,000	996,043
2.6% 11/30/20	1,233,000	1,212,391
4.75% 11/15/21	2,190,000	2,263,518
Humana, Inc. 2.5% 12/15/20	3,630,000	3,564,812
McKesson Corp. 2.284% 3/15/19	686,000	685,124
UnitedHealth Group, Inc.:
2.125% 3/15/21	3,000,000	2,930,844
2.7% 7/15/20	1,361,000	1,357,140
2.875% 12/15/21	2,000,000	1,982,846
3.35% 7/15/22	3,000,000	3,014,355
WellPoint, Inc. 2.25% 8/15/19	2,950,000	2,934,683
		55,456,043
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 3% 4/15/23	5,000,000	4,867,829
Pharmaceuticals - 2.8%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,406,799
3.45% 3/15/22	5,000,000	4,961,548
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (a)	3,000,000	2,981,373
3.5% 6/25/21 (a)	7,000,000	6,992,844
Mylan NV:
2.5% 6/7/19	5,404,000	5,378,743
3.15% 6/15/21	2,306,000	2,271,790
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,907,025
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,362,240
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,941,780
2.4% 9/23/21	7,000,000	6,764,153
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	4,234,000	4,162,303
2.2% 7/21/21	10,726,000	10,029,191
Zoetis, Inc. 3.45% 11/13/20	493,000	495,584
		63,655,373

TOTAL HEALTH CARE		163,918,551

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,556,530
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,333,307
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,131,018
United Technologies Corp. 3.35% 8/16/21	1,393,000	1,396,857
		11,417,712
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,458,535
3.4% 4/19/21	3,790,000	3,766,171
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	5,262	5,262
		9,229,968
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	910,000	901,330
2.35% 6/15/21	1,547,000	1,502,974
		2,404,304
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,917,733
2.8% 12/15/21	3,883,000	3,810,968
3% 12/15/20	5,100,000	5,074,047
3.65% 9/15/23	3,078,000	3,080,167
		14,882,915
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,752
John Deere Capital Corp. 2.35% 1/8/21	5,500,000	5,417,442
		5,678,194
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,049,507
2.625% 7/1/22	5,000,000	4,808,341
3.375% 6/1/21	8,097,000	8,049,065
3.75% 2/1/22	1,228,000	1,231,531
4.75% 3/1/20	605,000	617,050
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,658,249
		22,413,743

TOTAL INDUSTRIALS		66,026,836

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 1.0%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,927,635
3.2% 4/1/24	896,000	866,059
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,213,877
4.42% 6/15/21 (a)	4,200,000	4,271,282
5.45% 6/15/23 (a)	5,591,000	5,867,977
Tyco Electronics Group SA 2.35% 8/1/19	3,000,000	2,987,294
		23,134,124
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	5,000,000	5,009,258
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,752,000	3,738,885
Software - 0.2%
Oracle Corp. 1.9% 9/15/21	5,000,000	4,838,755
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	1,584,000	1,584,212
Xerox Corp. 2.75% 3/15/19	2,585,000	2,582,529
		4,166,741

TOTAL INFORMATION TECHNOLOGY		40,887,763

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,068,737
The Mosaic Co. 3.25% 11/15/22	7,000,000	6,867,398
		9,936,135
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	195,024
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,269,185
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,889,848
DDR Corp.:
4.25% 2/1/26	1,865,000	1,840,833
4.625% 7/15/22	7,779,000	7,997,459
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,635,725
3.375% 6/1/25	3,000,000	2,946,690
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	4,924,351
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,015,581
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,052,240
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,244,176
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,876,088
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,015,163
2.75% 6/1/23	4,610,000	4,476,354
Ventas Realty LP 3.125% 6/15/23	591,000	575,186
Welltower, Inc. 3.95% 9/1/23	1,993,000	2,007,005
		46,960,908
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,325,793
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	1,959,574
3.4% 10/1/20	5,590,000	5,600,018
3.625% 10/1/22	1,040,000	1,038,982
3.95% 7/1/22	2,280,000	2,306,916
Liberty Property LP 4.75% 10/1/20	1,045,000	1,070,714
Mack-Cali Realty LP 4.5% 4/18/22	185,000	180,587
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	4,000,000	4,085,044
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,069,951
		21,637,579

TOTAL REAL ESTATE		68,598,487

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
2.45% 6/30/20	5,088,000	5,020,566
2.8% 2/17/21	4,000,000	3,954,245
5.875% 10/1/19	5,034,000	5,188,963
BellSouth Corp. 4.333% 4/26/19 (a)(b)	5,000,000	5,042,950
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,288,213
CenturyLink, Inc. 6.15% 9/15/19	592,000	605,320
Verizon Communications, Inc.:
1.75% 8/15/21	6,575,000	6,319,988
2.625% 2/21/20	993,000	990,055
2.946% 3/15/22	3,961,000	3,906,780
3% 11/1/21	4,318,000	4,291,774
		39,608,854
UTILITIES - 5.9%
Electric Utilities - 2.9%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,427,403
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,297,230
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	50,488
Edison International 2.95% 3/15/23	730,000	700,701
Eversource Energy:
2.5% 3/15/21	4,386,000	4,304,470
2.75% 3/15/22	3,489,000	3,417,431
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,462,486
3.497% 6/1/22 (b)	10,287,000	10,161,286
FirstEnergy Corp. 4.25% 3/15/23	600,000	611,861
FirstEnergy Solutions Corp. 6.05% 8/15/21(d)	655,000	406,100
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,557,569
3.7% 9/1/24	1,115,000	1,077,797
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,376,282
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,040,379
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.987% 3/27/20 (b)(c)	1,564,000	1,564,462
PacifiCorp 5.5% 1/15/19	2,750,000	2,778,333
Southern Co.:
1.85% 7/1/19	8,000,000	7,942,904
2.35% 7/1/21	5,250,000	5,093,379
TECO Finance, Inc. 5.15% 3/15/20	252,000	258,709
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	9,744,348
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,028,984
		67,302,602
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	534,491
Southern Power Co. 2.375% 6/1/20	1,087,000	1,072,340
		1,606,831
Multi-Utilities - 2.9%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,324,851
2.8% 1/15/23	5,944,000	5,798,362
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,182,075
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,333,500
2% 5/15/21	1,538,000	1,492,937
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (b)(c)	651,000	626,588
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (b)(c)	567,000	545,738
2% 8/15/21	1,458,000	1,399,510
2.5% 12/1/19	10,382,000	10,309,111
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,781,974
3.85% 2/15/23	700,000	704,908
NiSource, Inc. 3.65% 6/15/23 (a)	5,200,000	5,197,724
NSTAR 4.5% 11/15/19	2,500,000	2,543,828
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,700,846
2.65% 11/15/22	3,830,000	3,693,551
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,055,655
Sempra Energy:
1.625% 10/7/19	4,189,000	4,122,833
2.4% 3/15/20	1,890,000	1,865,486
2.85% 11/15/20	1,392,000	1,373,094
2.9% 2/1/23	1,017,000	984,161
WEC Energy Group, Inc. 3.375% 6/15/21	5,540,000	5,560,638
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (b)(c)	454,000	441,806
2.45% 6/15/20	5,901,000	5,819,606
		67,858,782

TOTAL UTILITIES		136,768,215

TOTAL NONCONVERTIBLE BONDS
(Cost $1,769,543,176)		1,743,547,671

U.S. Treasury Obligations - 4.7%
U.S. Treasury Notes:
1.75% 6/30/22	$57,871,000	$55,804,806
2.125% 7/31/24	17,248,000	16,624,107
2.25% 12/31/24	21,838,000	21,143,620
2.75% 6/30/25	14,766,000	14,706,013
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $110,882,869)		108,278,546

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
3.5% 7/1/26 to 10/1/29	2,401,722	2,435,099
4.5% 3/1/35	23,587	24,682
6.5% 7/1/32 to 8/1/36	282,316	314,309
7% 8/1/28 to 6/1/33	195,928	221,161
7.5% 6/1/26 to 3/1/28	52,950	58,968
8.5% 5/1/21 to 9/1/25	3,416	3,724
9.5% 2/1/25	48	49

TOTAL FANNIE MAE		3,057,992

Freddie Mac - 0.1%
3.5% 8/1/26	1,583,087	1,602,899
8.5% 12/1/26 to 8/1/27	20,692	23,328

TOTAL FREDDIE MAC		1,626,227

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	45,828	51,014
7.5% 2/15/28 to 10/15/28	2,997	3,412
8% 6/15/24	29	32
8.5% 10/15/21	12,866	13,601

TOTAL GINNIE MAE		68,059

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,882,223)		4,752,278

Asset-Backed Securities - 5.1%
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	$5,500,000	$5,446,109
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,092,002
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A3, 1.81% 10/8/20	471,936	471,482
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.1898% 2/25/35 (b)(c)	257,869	258,454
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,640,819	3,606,382
CLUB Credit Trust Series 2017-P1 Class A, 2.42% 9/15/23 (a)	1,374,659	1,371,063
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	411,062	410,844
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.3148% 3/25/32 (b)(c)	9,741	9,980
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,874,306
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,489,000	1,493,312
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	968,810	964,807
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,251,344	2,239,591
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	571,131	571,270
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	4,142,000	4,114,742
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,114,458
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,820,419
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,297,913
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,384,298
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,430,512
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (a)(b)(c)	39,972	39,260
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (a)(b)(c)	14,503	14,226
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (a)(b)(c)	23,936	22,671
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (a)(b)(c)	9,079	8,497
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	3,160,000	3,141,414
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,051,295
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (b)(c)	392,000	306,625
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,000,000	5,003,527
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	3,429,726	3,429,215
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (b)(c)	143,506	143,123
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,418,791
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (b)(c)	126,217	126,299
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (a)(b)(c)	7,000,000	6,978,699
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.41% 9/15/23 (a)	1,222,336	1,220,742
Series 2017-3A Class A, 2.36% 11/15/23 (a)	1,669,703	1,663,869
Series 2018-1A Class A, 3.11% 6/17/24 (a)	3,557,719	3,559,237
Series 2018-2A Class A, 3.35% 10/15/24 (a)	3,747,000	3,746,861
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.22% 1/20/21 (a)	5,497,000	5,447,034
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.524% 3/25/20 (a)	1,483,372	1,477,342
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (b)(c)	2,132	2,128
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,902,112	2,910,286
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (a)(b)(c)(e)	304,000	188,253
Verizon Owner Trust Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,548,748
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,598,000	4,600,795
TOTAL ASSET-BACKED SECURITIES
(Cost $118,529,300)		118,020,881

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.2%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.2666% 5/27/35 (a)(b)	260,751	260,134
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,343,477
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (a)(b)(c)	2,857,000	2,854,392
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (b)(c)	20,970	20,705
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	1,620	1,606

TOTAL PRIVATE SPONSOR		4,480,314

U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	4,640,267	4,493,190
Series 2015-28 Class JE, 3% 5/25/45	3,264,609	3,230,038
Series 2018-3 Class LP, 3% 2/25/47	16,676,195	16,409,480
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	126,378	131,097
Series 4472 Class WL, 3% 5/15/45	1,503,850	1,488,229
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	4,731,005	4,706,942

TOTAL U.S. GOVERNMENT AGENCY		30,458,976

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $35,815,539)		34,939,290

Commercial Mortgage Securities - 9.1%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	12,732	12,728
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (b)(g)	3,791	27
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,951,680	5,957,873
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (a)(b)(c)	1,819	1,835
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (a)(b)(c)	56,428	52,981
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (a)(b)(c)	2,537	2,757
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (a)(b)(c)	18,203	16,978
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (a)(b)(c)	5,461	5,052
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (a)(b)(c)	7,975	7,315
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (a)(b)(c)	4,411	4,141
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (a)(b)(c)	4,411	3,550
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (a)(b)(c)	4,685	3,611
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (a)(b)(c)	2,490	2,630
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (a)(b)(c)	36,509	33,938
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (a)(b)(c)	38,367	36,924
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (a)(b)(c)	35,869	35,154
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (a)(b)(c)	12,596	11,718
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (a)(b)(c)	6,805	6,232
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (a)(b)(c)	5,549	4,662
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (a)(b)(c)	33,491	31,347
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (a)(b)(c)	7,429	6,850
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (a)(b)(c)	7,971	7,196
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (a)(b)(c)	12,296	10,634
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (a)(b)(c)	19,456	16,331
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (a)(b)(c)	7,518	7,289
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,706,551
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.1127% 10/15/32 (a)(b)(c)	3,958,000	3,962,896
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,791,529
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.8527% 7/15/32 (a)(b)(c)	3,948,000	3,947,994
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	9,901,059
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	2,366,000	2,345,745
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,346,505	1,339,929
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,394,696
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,297,696	1,275,425
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,915,000	5,911,713
Series 2013-CR7:
Class A4, 3.213% 3/10/46	4,365,000	4,347,611
Class AM, 3.314% 3/10/46 (a)	849,000	836,451
Series 2015-CR22 Class ASB, 3.144% 3/10/48	2,013,000	1,998,724
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,580,953
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,188,333
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,924,706	1,900,670
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,254,333	3,254,916
Series 2014-CR17 Class A2, 3.012% 5/10/47	755,939	756,509
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	951,129
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.622% 12/15/34 (a)(b)(c)	731,828	732,059
Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	2,358,850	2,358,833
Class CFX, 3.4949% 12/15/34 (a)(b)	1,059,000	1,057,015
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	6,477,000	6,744,764
Class A3, 3.482% 1/10/45	2,955,837	2,979,658
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,392,964	2,403,072
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,710,078	3,638,586
Series 2013-GC10:
Class A4, 2.681% 2/10/46	957,376	936,810
Class A5, 2.943% 2/10/46	5,531,000	5,452,347
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	707,704
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	825,519
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,340,000	3,354,282
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,178,000	2,174,602
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,492,038
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,973,173
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,840,622
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	907,909
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,516,519	1,512,838
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,001,484
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,954,358	1,969,644
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	3,108,106	3,058,586
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,804,226
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,798,506
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	5,000,000	4,929,199
Series 2013-C11 Class A4, 4.3027% 8/15/46 (b)	1,443,000	1,493,067
Series 2014-C14 Class A2, 2.916% 2/15/47	705,316	705,236
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,667,129
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,158,291
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	5,915,730	6,109,643
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,817,115
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	2,084,196	2,033,352
Class B, 4.181% 11/15/34 (a)	876,350	862,790
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (a)(b)(c)	3,904,857	3,918,253
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	6,878,945
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.8534% 4/10/46 (a)(b)(c)	3,595,359	3,650,430
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,723,369
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,017,121
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.4127% 6/15/29 (a)(b)(c)	2,645,000	2,648,155
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,619,059	4,559,956
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,046,564
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,115,528
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,123,081	4,259,435
Series 2012-C9 Class A3, 2.87% 11/15/45	3,145,202	3,100,021
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	5,887,059
Series 2013-C12 Class ASB, 2.838% 3/15/48	501,625	498,794
Series 2013-C14 Class A5, 3.337% 6/15/46	5,359,000	5,365,678
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,117,987
Series 2014-C22 Class ASB, 3.464% 9/15/57	5,506,000	5,543,948
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,182,619	1,171,143
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,457,335
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $217,085,557)		211,132,406

Municipal Securities - 0.6%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,704,645
Series 2011, 5.877% 3/1/19	4,715,000	4,775,588
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,291,673
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	5,946,951
TOTAL MUNICIPAL SECURITIES
(Cost $14,906,766)		14,718,857

Bank Notes - 2.4%
Capital One NA 1.85% 9/13/19	3,000,000	2,971,072
Citibank NA 2.1% 6/12/20	5,000,000	4,911,543
Citizens Bank NA 2.25% 10/30/20	5,000,000	4,884,942
Compass Bank 2.875% 6/29/22	2,943,000	2,848,237
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	1,981,539
3.1% 6/4/20	3,590,000	3,574,958
Fifth Third Bank 2.875% 10/1/21	2,000,000	1,970,527
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	4,994,459
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	2,298,000	2,306,704
KeyBank NA 2.5% 12/15/19	3,783,000	3,762,801
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,965,824
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,875,191
2.45% 11/5/20	5,000,000	4,928,068
SunTrust Bank 3.502% 8/2/22 (b)	3,790,000	3,790,711
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	5,014,244
TOTAL BANK NOTES
(Cost $56,462,607)		55,780,820
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (h)
(Cost $19,684,113)	190,004	18,968,059

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.97% (i)
(Cost $1,291,851)	1,291,464	1,291,722
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,349,084,001)		2,311,430,530
NET OTHER ASSETS (LIABILITIES) - 0.5%		12,451,348
NET ASSETS - 100%		$2,323,881,878

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $464,854,264 or 20.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278,902
Fidelity Specialized High Income Central Fund	1,320,808
Total	$1,599,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,520,804	$1,320,807	$--	$--	$(873,552)	$18,968,059	2.6%
Total	$18,520,804	$1,320,807	$--	$--	$(873,552)	$18,968,059

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,743,547,671	$--	$1,743,547,671	$--
U.S. Government and Government Agency Obligations	108,278,546	--	108,278,546	--
U.S. Government Agency - Mortgage Securities	4,752,278	--	4,752,278	--
Asset-Backed Securities	118,020,881	--	117,832,628	188,253
Collateralized Mortgage Obligations	34,939,290	--	34,939,290	--
Commercial Mortgage Securities	211,132,406	--	211,132,406	--
Municipal Securities	14,718,857	--	14,718,857	--
Bank Notes	55,780,820	--	55,780,820	--
Fixed-Income Funds	18,968,059	18,968,059	--	--
Money Market Funds	1,291,722	1,291,722	--	--
Total Investments in Securities:	$2,311,430,530	$20,259,781	$2,290,982,496	$188,253

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
United Kingdom	3.8%
Canada	2.4%
Japan	1.8%
Netherlands	1.8%
Ireland	1.7%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,328,108,037)	$2,291,170,749
Fidelity Central Funds (cost $20,975,964)	20,259,781
Total Investment in Securities (cost $2,349,084,001)		$2,311,430,530
Receivable for investments sold		1,352
Receivable for fund shares sold		2,746,462
Interest receivable		15,119,565
Distributions receivable from Fidelity Central Funds		29,350
Total assets		2,329,327,259
Liabilities
Payable for fund shares redeemed	$3,869,606
Distributions payable	514,767
Accrued management fee	595,671
Distribution and service plan fees payable	137,597
Other affiliated payables	327,740
Total liabilities		5,445,381
Net Assets		$2,323,881,878
Net Assets consist of:
Paid in capital		$2,369,784,720
Undistributed net investment income		1,572,815
Accumulated undistributed net realized gain (loss) on investments		(9,822,186)
Net unrealized appreciation (depreciation) on investments		(37,653,471)
Net Assets		$2,323,881,878
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($247,561,681 ÷ 21,952,922 shares)		$11.28
Maximum offering price per share (100/97.25 of $11.28)		$11.60
Class M:
Net Asset Value and redemption price per share ($158,027,306 ÷ 14,004,856 shares)		$11.28
Maximum offering price per share (100/97.25 of $11.28)		$11.60
Class C:
Net Asset Value and offering price per share ($63,104,997 ÷ 5,608,552 shares)(a)		$11.25
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,333,185,651 ÷ 117,919,086 shares)		$11.31
Class I:
Net Asset Value, offering price and redemption price per share ($522,002,243 ÷ 46,161,717 shares)		$11.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Interest		$65,350,506
Income from Fidelity Central Funds		1,239,691
Total income		66,590,197
Expenses
Management fee	$7,949,190
Transfer agent fees	3,171,875
Distribution and service plan fees	1,791,853
Fund wide operations fee	1,132,714
Independent trustees' fees and expenses	10,594
Commitment fees	7,598
Total expenses before reductions	14,063,824
Expense reductions	(2,042)
Total expenses after reductions		14,061,782
Net investment income (loss)		52,528,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,493,766)
Fidelity Central Funds	(939)
Capital gain distributions from Fidelity Central Funds	360,019
Total net realized gain (loss)		(9,134,686)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(53,234,310)
Fidelity Central Funds	(873,069)
Total change in net unrealized appreciation (depreciation)		(54,107,379)
Net gain (loss)		(63,242,065)
Net increase (decrease) in net assets resulting from operations		$(10,713,650)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,528,415	$43,169,531
Net realized gain (loss)	(9,134,686)	309,870
Change in net unrealized appreciation (depreciation)	(54,107,379)	(8,192,877)
Net increase (decrease) in net assets resulting from operations	(10,713,650)	35,286,524
Distributions to shareholders from net investment income	(51,447,723)	(41,051,469)
Share transactions - net increase (decrease)	(406,049,857)	292,353,532
Total increase (decrease) in net assets	(468,211,230)	286,588,587
Net Assets
Beginning of period	2,792,093,108	2,505,504,521
End of period	$2,323,881,878	$2,792,093,108
Other Information
Undistributed net investment income end of period	$1,572,815	$1,935,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.56	$11.42	$11.52	$11.33
Income from Investment Operations
Net investment income (loss)A	.206	.165	.179	.170	.232
Net realized and unrealized gain (loss)	(.264)	(.030)	.132	(.111)	.160
Total from investment operations	(.058)	.135	.311	.059	.392
Distributions from net investment income	(.202)	(.155)	(.171)	(.159)	(.202)
Total distributions	(.202)	(.155)	(.171)	(.159)	(.202)
Net asset value, end of period	$11.28	$11.54	$11.56	$11.42	$11.52
Total ReturnB,C	(.50)%	1.18%	2.75%	.51%	3.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.79%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.79%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.79%
Net investment income (loss)	1.81%	1.43%	1.56%	1.48%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$247,562	$289,758	$362,481	$304,040	$215,800
Portfolio turnover rateF	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.57	$11.42	$11.53	$11.34
Income from Investment Operations
Net investment income (loss)A	.205	.164	.178	.170	.234
Net realized and unrealized gain (loss)	(.264)	(.040)	.142	(.121)	.161
Total from investment operations	(.059)	.124	.320	.049	.395
Distributions from net investment income	(.201)	(.154)	(.170)	(.159)	(.205)
Total distributions	(.201)	(.154)	(.170)	(.159)	(.205)
Net asset value, end of period	$11.28	$11.54	$11.57	$11.42	$11.53
Total ReturnB,C	(.51)%	1.09%	2.83%	.42%	3.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.77%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.77%
Net investment income (loss)	1.80%	1.42%	1.56%	1.48%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$158,027	$174,571	$191,505	$193,612	$198,510
Portfolio turnover rateF	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.54	$11.39	$11.50	$11.31
Income from Investment Operations
Net investment income (loss)A	.117	.075	.090	.081	.143
Net realized and unrealized gain (loss)	(.264)	(.039)	.142	(.121)	.162
Total from investment operations	(.147)	.036	.232	(.040)	.305
Distributions from net investment income	(.113)	(.066)	(.082)	(.070)	(.115)
Total distributions	(.113)	(.066)	(.082)	(.070)	(.115)
Net asset value, end of period	$11.25	$11.51	$11.54	$11.39	$11.50
Total ReturnB,C	(1.28)%	.32%	2.05%	(.35)%	2.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.53%	1.53%	1.54%	1.56%
Expenses net of fee waivers, if any	1.53%	1.53%	1.53%	1.54%	1.56%
Expenses net of all reductions	1.53%	1.53%	1.53%	1.54%	1.56%
Net investment income (loss)	1.03%	.66%	.79%	.71%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$63,105	$79,249	$97,987	$81,929	$64,333
Portfolio turnover rateF	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Bond Fund

Years ended August 31,	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$11.59	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.241	.200	.214	.205	.209
Net realized and unrealized gain (loss)	(.254)	(.039)	.133	(.110)	.038
Total from investment operations	(.013)	.161	.347	.095	.247
Distributions from net investment income	(.237)	(.191)	(.207)	(.195)	(.197)
Total distributions	(.237)	(.191)	(.207)	(.195)	(.197)
Net asset value, end of period	$11.31	$11.56	$11.59	$11.45	$11.55
Total ReturnC,D	(.10)%	1.40%	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45%	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%G
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%G
Net investment income (loss)	2.11%	1.74%	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,333,186	$1,643,205	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	37%	39%	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.60	$11.45	$11.55	$11.36
Income from Investment Operations
Net investment income (loss)A	.236	.194	.209	.200	.262
Net realized and unrealized gain (loss)	(.264)	(.039)	.142	(.111)	.161
Total from investment operations	(.028)	.155	.351	.089	.423
Distributions from net investment income	(.232)	(.185)	(.201)	(.189)	(.233)
Total distributions	(.232)	(.185)	(.201)	(.189)	(.233)
Net asset value, end of period	$11.31	$11.57	$11.60	$11.45	$11.55
Total ReturnB	(.24)%	1.36%	3.10%	.78%	3.74%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.53%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.53%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.53%
Net investment income (loss)	2.07%	1.69%	1.82%	1.74%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$522,002	$605,310	$537,585	$391,808	$174,568
Portfolio turnover rateE	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, short-term gain distributions form the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,912,416
Gross unrealized depreciation	(39,279,030)
Net unrealized appreciation (depreciation)	$(36,366,614)
Tax Cost	$2,347,797,144

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$126,441
Capital loss carryforward	$(9,662,667)
Net unrealized appreciation (depreciation) on securities and other investments	$(36,366,614)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(3,851,565)
Long-term	(5,811,102)
Total no expiration	$(9,662,667)
Total capital loss carryforward	$(9,662,667)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$51,447,723	$ 41,051,469

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $708,883,421 and $822,537,263, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$673,250	$16,450
Class M	-%	.25%	415,156	42,300
Class C	.75%	.25%	703,447	423
			$1,791,853	$59,173

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,704
Class M	3,508
Class C(a)	7,849
$28,061

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$419,536.16
Class M	270,297.16
Class C	129,347.18
Fidelity Limited Term Bond Fund	1,524,096.10
Class I	828,599.15
	$3,171,875

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,598 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $184.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,042.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$4,761,408	$4,518,379
Class M	2,930,049	2,427,595
Class C	694,202	500,470
Fidelity Limited Term Bond Fund	31,528,907	24,371,965
Class I	11,533,157	9,233,060
Total	$51,447,723	$41,051,469

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	9,015,644	15,817,734	$102,363,494	$181,623,365
Reinvestment of distributions	401,091	371,201	4,547,047	4,263,466
Shares redeemed	(12,582,887)	(22,416,990)	(142,735,366)	(257,141,286)
Net increase (decrease)	(3,166,152)	(6,228,055)	$(35,824,825)	$(71,254,455)
Class M
Shares sold	3,174,517	3,595,932	$36,074,513	$41,318,598
Reinvestment of distributions	238,226	197,203	2,701,019	2,265,769
Shares redeemed	(4,532,381)	(5,220,343)	(51,469,867)	(59,946,959)
Net increase (decrease)	(1,119,638)	(1,427,208)	$(12,694,335)	$(16,362,592)
Class C
Shares sold	1,026,181	1,854,442	$11,635,260	$21,247,507
Reinvestment of distributions	58,259	39,929	658,454	457,654
Shares redeemed	(2,361,529)	(3,501,926)	(26,755,344)	(40,064,795)
Net increase (decrease)	(1,277,089)	(1,607,555)	$(14,461,630)	$(18,359,634)
Fidelity Limited Term Bond Fund
Shares sold	38,243,780	81,352,366	$436,736,475	$936,348,816
Reinvestment of distributions	2,484,195	1,936,026	28,245,918	22,295,140
Shares redeemed	(64,893,732)	(54,717,281)	(738,150,821)	(628,932,829)
Net increase (decrease)	(24,165,757)	28,571,111	$(273,168,428)	$329,711,127
Class I
Shares sold	17,003,216	27,667,723	$193,712,445	$318,213,399
Reinvestment of distributions	858,412	667,292	9,757,154	7,686,267
Shares redeemed	(24,029,739)	(22,368,346)	(273,370,238)	(257,280,580)
Net increase (decrease)	(6,168,111)	5,966,669	$(69,900,639)	$68,619,086

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Limited Term Bond Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.75%
Actual		$1,000.00	$1,008.00	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class M	.76%
Actual		$1,000.00	$1,008.00	$3.85
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class C	1.52%
Actual		$1,000.00	$1,004.10	$7.68
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,009.60	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,009.30	$2.48
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 6.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $29,200,619 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BTL-ANN-1018
1.9584915.104

Fidelity Advisor® Mortgage Securities Fund Class A, Class M, Class C and Class I Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(5.08)%	1.29%	3.00%
Class M (incl. 4.00% sales charge)	(5.08)%	1.27%	3.01%
Class C (incl. contingent deferred sales charge)	(2.83)%	1.35%	2.67%
Class I	(0.83)%	2.40%	3.73%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2008, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. MBS Index performed over the same period.

Period Ending Values
$13,439	Fidelity Advisor® Mortgage Securities Fund - Class A
$14,073	Bloomberg Barclays U.S. MBS Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the annual reporting period ending August 31, 2018, the fund’s share classes (excluding sales charges, if applicable) produced a slightly negative return that trailed, net of fees, the -0.53% return of the benchmark Bloomberg Barclays U.S. MBS Index. Differences in the way fund holdings and benchmark holdings are priced detracted versus the benchmark. The fund’s yield-curve positioning worked to the fund’s advantage. Specifically, it helped that we owned more bonds with exposure to 10-year year interest rates relative to the benchmark and had less exposure to securities with exposure to two-year rates. Out-of-benchmark allocations to non-agency residential mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) also added a bit of value. The fund’s underweighted exposure to securities made up of 15-year mortgages was another minor bright spot. Our use of swaptions also provided a slight performance boost. Positioning among 30-year agency pass-through securities roughly was a wash, with benefits from overweighting premium coupon bonds offset by security selection among lower-coupon securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On December 1, 2017, Sean Corcoran became Co-Manager of the fund, replacing Lead Manager William Irving.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.1
1 - 1.99%	2.2
2 - 2.99%	9.2
3 - 3.99%	49.6
4 - 4.99%	27.2
5 - 5.99%	3.2
6 - 6.99%	1.5
7% and above	0.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Mortgage Securities	90.3%
CMOs and Other Mortgage Related Securities	19.4%
Asset-Backed Securities	11.7%
Short-Term Investments and Net Other Assets (Liabilities)†	(21.4)%

 * Futures and Swaps - 10.6%

 ** Written options - (5.8)%

 *** Foreign investments - 1.4%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 47.3%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (a)(b)	61	63
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (a)(b)	71	72
12 month U.S. LIBOR + 1.523% 3.542% 3/1/36 (a)(b)	62	64
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (a)(b)	16	16
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (a)(b)	143	150
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	29	30
12 month U.S. LIBOR + 1.685% 4.06% 4/1/36 (a)(b)	61	64
12 month U.S. LIBOR + 1.690% 4.369% 8/1/35 (a)(b)	185	194
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (a)(b)	16	17
12 month U.S. LIBOR + 1.741% 3.533% 3/1/40 (a)(b)	96	100
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (a)(b)	21	22
12 month U.S. LIBOR + 1.750% 3.668% 8/1/41 (a)(b)	98	103
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (a)(b)	200	208
12 month U.S. LIBOR + 1.812% 3.771% 12/1/40 (a)(b)	1,852	1,937
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (a)(b)	263	274
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (a)(b)	9	9
12 month U.S. LIBOR + 1.875% 3.625% 10/1/36 (a)(b)	161	169
6 month U.S. LIBOR + 1.439% 3.96% 9/1/36 (a)(b)	38	39
U.S. TREASURY 1 YEAR INDEX + 2.158% 4.207% 7/1/35 (a)(b)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.511% 6/1/36 (a)(b)	135	141
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (a)(b)	24	26
2.5% 9/1/33 (c)	5,300	5,153
2.5% 4/1/47	292	273
3% 8/1/27 to 1/1/47	70,767	68,909
3% 9/1/33 (c)	17,650	17,544
3% 9/1/48 (c)	13,850	13,397
3.5% 9/1/29 to 10/1/56	102,457	102,453
3.5% 9/1/33 (c)	22,600	22,840
3.5% 9/1/48 (c)	3,250	3,231
3.5% 9/1/48 (c)	10,550	10,487
3.5% 9/1/48 (c)	3,700	3,678
3.5% 9/1/48 (c)	15,700	15,606
4% 11/1/31 to 3/1/48	61,632	63,146
4% 9/1/48 (c)	29,750	30,285
4% 9/1/48 (c)	500	509
4% 9/1/48 (c)	2,050	2,087
4% 9/1/48 (c)	2,050	2,087
4% 9/1/48 (c)	4,100	4,174
4% 9/1/48 (c)	5,500	5,599
4% 9/1/48 (c)	4,100	4,174
4.5% 5/1/25 to 8/1/56	17,621	18,432
4.5% 9/1/48 (c)	24,700	25,646
4.5% 9/1/48 (c)	8,100	8,410
4.5% 9/1/48 (c)	5,300	5,503
4.5% 9/1/48 (c)	4,800	4,984
4.5% 9/1/48 (c)	4,850	5,036
4.5% 9/1/48 (c)	5,250	5,451
5% 5/1/20 to 8/1/56	9,246	9,864
5.255% 8/1/41	591	635
5.5% 4/1/39 to 9/1/39	1,669	1,820
6% 7/1/39	845	920
6.483% 2/1/39	688	739
6.5% 2/1/20 to 8/1/39	4,880	5,406
7% 9/1/21 to 5/1/30	572	635
7.5% 8/1/22 to 9/1/32	435	492
8% 12/1/29 to 3/1/37	14	16
8.5% 2/1/22 to 3/1/23	31	33
9% 10/1/30	179	213
9.5% 10/1/21 to 8/1/22	0	0
		473,579
Freddie Mac - 22.7%
12 month U.S. LIBOR + 1.500% 3.413% 3/1/36 (a)(b)	120	123
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (a)(b)	52	54
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (a)(b)	874	908
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (a)(b)	238	246
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	37	38
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (a)(b)	154	160
12 month U.S. LIBOR + 1.961% 4.542% 6/1/33 (a)(b)	307	322
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	55	58
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	134	142
12 month U.S. LIBOR + 2.280% 4.03% 10/1/36 (a)(b)	6	6
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (a)(b)	35	36
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (a)(b)	50	52
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (a)(b)	13	14
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (a)(b)	41	43
6 month U.S. LIBOR + 2.066% 4.404% 6/1/37 (a)(b)	349	366
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (a)(b)	23	24
U.S. TREASURY 1 YEAR INDEX + 2.231% 4.231% 5/1/34 (a)(b)	3	3
3% 4/1/32 to 2/1/47	50,242	48,788
3.5% 6/1/27 to 1/1/48 (d)	82,668	82,754
3.5% 8/1/47	94	93
4% 1/1/36 to 4/1/48	52,217	53,459
4% 4/1/48	315	321
4% 9/1/48 (c)	9,800	9,979
4.5% 7/1/25 to 11/1/47	6,428	6,732
4.5% 9/1/48 (c)	8,600	8,934
5% 7/1/33 to 7/1/41	2,703	2,882
5.5% 3/1/20 to 10/1/39	4,688	5,078
6% 2/1/19 to 6/1/39	1,137	1,253
6.5% 4/1/21 to 9/1/39	1,971	2,154
7% 6/1/21 to 9/1/36	798	891
7.5% 1/1/27 to 7/1/34	1,038	1,181
8% 1/1/37	6	6
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	1	1
		227,101
Ginnie Mae - 28.1%
3.5% 11/20/41 to 7/20/47 (d)	72,606	73,043
4% 7/20/33 to 12/20/44	27,239	28,102
4.5% 8/15/33 to 6/15/41	20,034	21,097
5.5% 12/15/38 to 9/15/39	538	588
6.5% 10/15/34 to 7/15/36	134	150
7% 2/15/24 to 4/20/32	616	694
7.5% 12/15/21 to 12/15/29	160	177
8% 6/15/21 to 12/15/25	82	91
8.5% 11/15/27 to 10/15/28	71	80
3% 6/15/42 to 6/20/48	67,791	66,444
3.5% 9/1/48 (c)	33,450	33,548
3.5% 9/1/48 (c)	10,850	10,882
4% 9/1/48 (c)	8,300	8,497
4% 9/1/48 (c)	11,700	11,977
4.5% 9/1/48 (c)	3,600	3,740
4.5% 9/1/48 (c)	1,100	1,143
4.5% 9/1/48 (c)	500	519
4.5% 9/1/48 (c)	7,550	7,844
4.5% 9/1/48 (c)	9,050	9,402
5% 9/20/33 to 6/15/41	3,690	3,982
		282,000
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $999,159)		982,680

Asset-Backed Securities - 11.7%
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.5088% 10/28/23 (a)(b)(e)	$3,718	$3,707
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	5,890	5,911
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.4248% 10/25/35 (a)(b)	2,635	2,639
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.1853% 7/25/29 (a)(b)	3,227	3,254
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (e)	2,613	2,627
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3% 11/19/21 (e)	1,651	1,649
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.4148% 10/25/37 (a)(b)(e)	3,859	3,889
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (e)	369	368
Series 2018-NP1 Class A, 2.99% 5/15/24 (e)	2,564	2,565
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.6756% 9/28/30 (a)(b)	3,307	3,309
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (e)	153	153
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 2.9948% 8/25/35 (a)(b)	43	43
Dell Equipment Finance Trust Series 2018-1 Class A3, 3.18% 6/22/23 (e)	612	614
DLL Securitization Trust Series 2018-1 Class A3, 3.1% 4/18/22 (e)	600	601
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	8,250	8,130
Series 2018-1 Class A1, 2.95% 5/15/23	7,316	7,290
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.4714% 5/25/26 (a)(b)	830	826
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (e)	10,700	10,637
Series 2018-1 Class A, 1 month U.S. LIBOR + 0.300% 2.6138% 3/15/22 (a)(b)(e)	2,194	2,195
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	29	9
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.7134% 4/10/31 (a)(b)(e)	2,931	2,934
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (e)	7,280	7,285
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.3548% 8/25/36 (a)(b)	2,167	2,167
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (e)	2,212	2,207
Series 2017-2A Class A1, 2.0383% 9/25/27 (e)	3,313	3,302
Series 2018-1A Class A, 2.76% 2/25/28 (e)	4,329	4,328
Series 2018-2A Class A, 3.1877% 7/25/28 (e)	5,482	5,482
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (a)(b)(e)	727	731
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.1353% 7/25/25 (a)(b)	287	288
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (a)(b)(e)	3,400	3,390
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (e)	2,220	2,221
Series 2018-2A Class A, 3.35% 10/15/24 (e)	1,608	1,608
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.068% 1/25/22 (e)	7,760	7,756
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8106% 12/15/27 (a)(b)(e)	2,656	2,666
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.5953% 10/27/25 (a)(b)	3,610	3,611
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4453% 1/25/27 (a)(b)	249	249
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4253% 1/26/26 (a)(b)	160	160
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.4948% 5/25/35 (a)(b)	568	569
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (e)	1,200	1,203
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.500% 2.5827% 7/17/23 (a)(b)(e)	5,220	5,235
TOTAL ASSET-BACKED SECURITIES
(Cost $117,660)		117,808

Collateralized Mortgage Obligations - 10.9%
Private Sponsor - 2.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.2036% 6/27/36 (a)(b)(e)	2,989	2,915
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 4.015% 12/26/35 (a)(e)	166	166
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.6755% 3/27/36 (a)(e)	$907	$905
Series 2010-RR2 Class 5A2, 5% 12/26/36 (e)	200	200
Series 2012-RR5 Class 8A5, 2.2863% 7/26/36 (a)(e)	422	415
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	3,275	3,225
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.1137% 1/25/37 (a)(e)	343	348
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (e)	1,114	1,111
Series 2012-2R Class 1A1, 4.2666% 5/27/35 (a)(e)	244	243
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.3436% 5/27/37 (a)(b)(e)	2,238	2,144
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.7636% 5/27/37 (a)(b)(e)	422	416
CSMC Trust Series 2009-5R Class 2A2, 3.9325% 6/25/36 (a)(e)	109	109
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(e)	2,533	2,508
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (a)(b)(e)	1,227	1,226
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.291% 6/21/36 (a)(b)(e)	927	917
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.2556% 7/25/19 (a)	114	113
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (a)(b)	418	413
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (a)(b)	2,285	2,276
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.4003% 9/25/33 (a)	383	383
Series 2005-AR10 Class 2A15, 4.1331% 6/25/35 (a)	2,535	2,554
Series 2005-AR2 Class 1A2, 3.879% 3/25/35 (a)	117	117
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7631% 6/27/36 (a)(e)	226	225
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (e)	1,173	1,162
		24,091
U.S. Government Agency - 8.5%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.0353% 12/25/33 (a)(f)(g)	191	39
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	332	356
Series 1999-32 Class PL, 6% 7/25/29	322	345
Series 1999-33 Class PK, 6% 7/25/29	244	262
Series 2001-52 Class YZ, 6.5% 10/25/31	29	32
Series 2005-39 Class TE, 5% 5/25/35	512	548
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.1817% 8/25/35 (a)(g)	31	35
Series 2012-149:
Class DA, 1.75% 1/25/43	274	261
Class GA, 1.75% 6/25/42	275	261
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	344	372
Series 2001-31 Class ZC, 6.5% 7/25/31	152	167
Series 2002-16 Class ZD, 6.5% 4/25/32	52	58
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.4853% 11/25/32 (a)(f)(g)	132	16
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	387	37
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.5753% 12/25/36 (a)(f)(g)	125	22
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.3753% 5/25/37 (a)(f)(g)	75	11
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.9596% 9/25/23 (a)(g)	16	18
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.0353% 3/25/33 (a)(f)(g)	50	9
Series 2005-79 Class ZC, 5.9% 9/25/35	317	350
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.2315% 6/25/37 (a)(g)	259	458
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 27.2115% 7/25/37 (a)(g)	77	120
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.2853% 3/25/38 (a)(f)(g)	401	55
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	2	0
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	18	0
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	23	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.9853% 12/25/40 (a)(f)(g)	376	47
Class ZA, 4.5% 12/25/40	154	160
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	415	39
Series 2010-150 Class ZC, 4.75% 1/25/41	1,235	1,314
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2	0
Series 2010-95 Class ZC, 5% 9/25/40	2,466	2,648
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	77	3
Series 2011-4 Class PZ, 5% 2/25/41	527	581
Series 2011-67 Class AI, 4% 7/25/26 (f)	113	10
Series 2011-83 Class DI, 6% 9/25/26 (f)	122	9
Series 2012-100 Class WI, 3% 9/25/27 (f)	1,139	103
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5853% 12/25/30 (a)(f)(g)	406	43
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4853% 6/25/41 (a)(f)(g)	498	62
Series 2013-133 Class IB, 3% 4/25/32 (f)	787	71
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9853% 1/25/44 (a)(f)(g)	337	49
Series 2013-51 Class GI, 3% 10/25/32 (f)	257	25
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.6553% 6/25/35 (a)(f)(g)	422	64
Series 2015-42 Class IL, 6% 6/25/45 (f)	1,653	367
Series 2015-70 Class JC, 3% 10/25/45	2,072	2,049
Series 2017-30 Class AI, 5.5% 5/25/47	806	178
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	111	25
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	71	13
Class 13, 6% 3/25/34 (f)	98	20
Series 359 Class 19, 6% 7/25/35 (a)(f)	59	12
Series 384 Class 6, 5% 7/25/37 (f)	218	41
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	383	412
Series 2104 Class PG, 6% 12/15/28	109	117
Series 2121 Class MG, 6% 2/15/29	157	168
Series 2154 Class PT, 6% 5/15/29	276	297
Series 2162 Class PH, 6% 6/15/29	40	43
Series 2520 Class BE, 6% 11/15/32	200	219
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.5373% 3/15/23 (a)(f)(g)	11	1
Series 2693 Class MD, 5.5% 10/15/33	3,353	3,631
Series 2802 Class OB, 6% 5/15/34	751	801
Series 3002 Class NE, 5% 7/15/35	314	330
Series 3189 Class PD, 6% 7/15/36	286	316
Series 3415 Class PC, 5% 12/15/37	88	93
Series 3786 Class HI, 4% 3/15/38 (f)	398	29
Series 3806 Class UP, 4.5% 2/15/41	880	909
Series 3832 Class PE, 5% 3/15/41	960	1,025
Series 4135 Class AB, 1.75% 6/15/42	206	195
Series 70 Class C, 9% 9/15/20	0	0
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	53	58
Series 2135 Class JE, 6% 3/15/29	179	192
Series 2274 Class ZM, 6.5% 1/15/31	96	105
Series 2281 Class ZB, 6% 3/15/30	77	82
Series 2357 Class ZB, 6.5% 9/15/31	195	216
Series 2502 Class ZC, 6% 9/15/32	193	211
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,155
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.5373% 2/15/36 (a)(f)(g)	102	17
Series 1658 Class GZ, 7% 1/15/24	189	200
Series 2013-4281 Class AI, 4% 12/15/28 (f)	875	69
Series 2017-4683 Class LM, 3% 5/15/47	1,692	1,672
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.1373% 11/15/31 (a)(f)(g)	766	99
Series 2587 Class IM, 6.5% 3/15/33 (f)	107	25
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 33.3925% 8/15/24 (a)(g)	5	6
Class SD, 86.400% - 1 month U.S. LIBOR 59.635% 8/15/24 (a)(g)	7	11
Series 2933 Class ZM, 5.75% 2/15/35	707	792
Series 2935 Class ZK, 5.5% 2/15/35	1,102	1,197
Series 2947 Class XZ, 6% 3/15/35	410	448
Series 2996 Class ZD, 5.5% 6/15/35	531	584
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.5273% 10/15/35 (a)(f)(g)	149	24
Series 3237 Class C, 5.5% 11/15/36	781	851
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.5973% 11/15/36 (a)(f)(g)	304	48
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.6873% 3/15/37 (a)(f)(g)	402	67
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.6973% 4/15/37 (a)(f)(g)	605	104
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.5173% 6/15/37 (a)(f)(g)	257	37
Series 3772 Class BI, 4.5% 10/15/18 (f)	1	0
Series 3949 Class MK, 4.5% 10/15/34	223	231
Series 3955 Class YI, 3% 11/15/21 (f)	461	15
Series 4055 Class BI, 3.5% 5/15/31 (f)	714	74
Series 4149 Class IO, 3% 1/15/33 (f)	114	14
Series 4314 Class AI, 5% 3/15/34 (f)	250	24
Series 4427 Class LI, 3.5% 2/15/34 (f)	1,244	161
Series 4471 Class PA 4% 12/15/40	2,721	2,776
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	157	172
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,399	2,468
Freddie Mac Seasoned Credit Risk Transfer Series:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	3,503	3,401
Series 2018-2 Class MA, 3.5% 11/25/57	919	917
Series 2018-3 Class MA, 3.5% 8/25/57	12,907	12,838
Series 2018-3 Class M55D, 4% 8/25/57	570	579
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	1,758	1,759
Class A2, 3.5% 6/25/28	420	414
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.6265% 6/16/37 (a)(f)(g)	151	25
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 7/20/60 (a)(b)(h)	233	233
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3999% 9/20/60 (a)(b)(h)	291	291
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3999% 8/20/60 (a)(b)(h)	316	316
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 4/20/61 (a)(b)(h)	120	120
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (a)(b)(h)	127	127
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.8452% 12/20/40 (a)(g)	1,181	1,199
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	235	28
Series 2017-134 Class BA, 2.5% 11/20/46	243	233
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.8865% 4/16/32 (a)(f)(g)	748	119
Series 2002-42 Class ZA, 6% 6/20/32	248	271
Series 2004-24 Class ZM, 5% 4/20/34	489	521
Series 2010-160 Class DY, 4% 12/20/40	3,150	3,248
Series 2010-170 Class B, 4% 12/20/40	710	732
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.0365% 12/16/23 (a)(f)(g)	339	33
Class SP, 8.750% - 1 month U.S. LIBOR 6.6865% 9/16/26 (a)(f)(g)	184	16
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 5.5365% 12/16/25 (a)(f)(g)	467	45
Class SL, 7.600% - 1 month U.S. LIBOR 5.5365% 5/16/30 (a)(f)(g)	714	93
Class SV, 8.250% - 1 month U.S. LIBOR 6.1865% 12/16/28 (a)(f)(g)	54	5
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.1226% 11/20/31 (a)(f)(g)	379	66
Class ST, 7.700% - 1 month U.S. LIBOR 5.6365% 8/16/27 (a)(f)(g)	174	23
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.4365% 5/16/34 (a)(f)(g)	257	36
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.1365% 8/17/34 (a)(f)(g)	100	18
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,079	240
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.6365% 6/16/42 (a)(f)(g)	475	71
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (a)(g)	615	623
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (a)(g)	1,922	1,967
Series 2013-149 Class MA, 2.5% 5/20/40	3,836	3,727
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	7,386	7,349
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	3,160	3,144
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (a)(b)(h)	5,466	5,474
		84,857
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $110,429)		108,948

Commercial Mortgage Securities - 8.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (a)(f)	61	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (e)	1,324	1,325
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (a)(b)(e)	25	23
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (a)(b)(e)	26	24
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (a)(b)(e)	42	37
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.1007% 9/10/58 (a)(f)	22,526	1,103
Series 2016-P6 Class XA, 0.9648% 12/10/49 (a)(f)	22,419	955
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (e)	354	349
Series 2014-CR19 Class XA, 1.3479% 8/10/47 (a)(f)	33,261	1,439
Series 2014-CR20 Class XA, 1.2857% 11/10/47 (a)(f)	6,069	290
Series 2014-LC17 Class XA, 1.075% 10/10/47 (a)(f)	24,861	745
Series 2014-UBS4 Class XA, 1.3524% 8/10/47 (a)(f)	27,826	1,295
Series 2014-UBS6 Class XA, 1.1123% 12/10/47 (a)(f)	14,564	607
Series 2015-DC1 Class XA, 1.2777% 2/10/48 (a)(f)	36,776	1,752
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	9,831	9,356
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (a)(b)	2,700	2,701
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (a)(b)	5,400	5,401
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	2,200	2,162
Series K069 Class A2, 3.187% 9/25/27	3,000	2,957
Series K072 Class A2, 3.444% 12/25/27	700	702
Series K073 Class A2, 3.35% 1/25/28	4,700	4,675
Series K155:
Class A1, 3.75% 11/25/29	199	204
Class A2, 3.75% 11/25/32	3,000	3,051
Series 2018-K075 Class A2, 3.65% 2/25/28	7,070	7,196
Series K076 Class A2, 3.9% 6/25/51	2,300	2,387
Series K077 Class A2, 3.85% 5/25/28	5,662	5,856
Series K079:
Class A1, 3.729% 2/25/28	650	667
Class A2, 3.926% 6/25/28	4,586	4,769
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	3,900	4,032
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.622% 12/15/34 (a)(b)(e)	1,828	1,828
GS Mortgage Securities Trust:
Series 2013-GC12 Class XA, 1.5764% 6/10/46 (a)(f)	6,618	353
Series 2014-GC20 Class XA, 1.24% 4/10/47 (a)(f)	5,523	229
Series 2015-GC34 Class XA, 1.5007% 10/10/48 (a)(f)	10,481	721
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.2877% 4/15/47 (a)(f)	6,306	125
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (e)	1,132	1,170
Class XAFX, 1.2948% 7/5/33 (a)(e)(f)	9,000	449
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2761% 10/15/48 (a)(f)	13,612	790
Morgan Stanley Capital I Trust floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.95% 6/15/35 (a)(b)(e)	2,850	2,850
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(e)	870	849
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (a)(b)(e)	1,517	1,522
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2269% 12/15/50 (a)(f)	16,909	1,222
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.8534% 4/10/46 (a)(b)(e)	1,531	1,554
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.2343% 11/15/48 (a)(f)	10,928	641
Series 2017-C42 Class XA, 1.0451% 12/15/50 (a)(f)	19,690	1,313
Series 2018-C46 Class XA, 1.1169% 8/15/51 (a)(f)	12,027	781
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.78% 6/15/46 (a)(b)(e)	1,627	1,632
Series 2014-C24 Class XA, 1.0309% 11/15/47 (a)(f)	8,230	321
Series 2014-LC14 Class XA, 1.4573% 3/15/47 (a)	11,024	464
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $85,750)		84,874
	Shares	Value (000s)

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.97% (i)
(Cost $9,783)	9,781,280	9,783
TOTAL INVESTMENT IN SECURITIES - 130.2%
(Cost $1,322,781)		1,304,093
NET OTHER ASSETS (LIABILITIES) - (30.2)%		(302,618)
NET ASSETS - 100%		$1,001,475

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/33	$(3,700)	$(3,598)
3% 9/1/33	(4,100)	(4,075)
3% 9/1/33	(4,100)	(4,075)
3% 9/1/33	(4,100)	(4,075)
3% 9/1/33	(5,500)	(5,467)
3.5% 9/1/48	(3,400)	(3,380)
4% 9/1/48	(1,800)	(1,832)
4.5% 9/1/48	(1,100)	(1,142)
4.5% 9/1/48	(7,550)	(7,839)
4.5% 9/1/48	(9,050)	(9,397)
4.5% 9/1/48	(3,600)	(3,738)

TOTAL FANNIE MAE		(48,618)

Ginnie Mae
3.5% 9/1/48	(19,100)	(19,156)
3.5% 9/1/48	(10,850)	(10,883)

TOTAL GINNIE MAE		(30,039)

TOTAL TBA SALE COMMITMENTS
(Proceeds $78,630)		$(78,657)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,100	$(130)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	5,600	(180)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	17,600	(543)

TOTAL PUT SWAPTIONS			(853)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,100	(163)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	5,600	(177)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	17,600	(555)

TOTAL CALL SWAPTIONS			(895)

TOTAL WRITTEN SWAPTIONS			$(1,748)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	48	Dec. 2018	$6,923	$(33)	$(33)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	58	Dec. 2018	6,975	13	13
CBOT 2-Year U.S. Treasury Note Contracts (United States)	266	Dec. 2018	56,222	24	24
CBOT 5-Year U.S. Treasury Note Contracts (United States)	94	Dec. 2018	10,659	15	15
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	307	Dec. 2018	39,310	14	14

TOTAL SOLD					66

TOTAL FUTURES CONTRACTS					$33

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 11.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $76,577.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $674,000.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,209,000 or 11.1% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$257
Total	$257

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$982,680	$--	$982,680	$--
Asset-Backed Securities	117,808	--	117,808	--
Collateralized Mortgage Obligations	108,948	--	108,948	--
Commercial Mortgage Securities	84,874	--	84,874	--
Money Market Funds	9,783	9,783	--	--
Total Investments in Securities:	$1,304,093	$9,783	$1,294,310	$--
Derivative Instruments:
Assets
Futures Contracts	$66	$66	$--	$--
Total Assets	$66	$66	$--	$--
Liabilities
Futures Contracts	$(33)	$(33)	$--	$--
Written Swaptions	(1,748)	--	(1,748)	--
Total Liabilities	$(1,781)	$(33)	$(1,748)	$--
Total Derivative Instruments:	$(1,715)	$33	$(1,748)	$--
Other Financial Instruments:
TBA Sale Commitments	$(78,657)	$--	$(78,657)	$--
Total Other Financial Instruments:	$(78,657)	$--	$(78,657)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$66	$(33)
Written Swaptions(b)	0	(1,748)
Total Interest Rate Risk	66	(1,781)
Total Value of Derivatives	$66	$(1,781)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,312,998)	$1,294,310
Fidelity Central Funds (cost $9,783)	9,783
Total Investment in Securities (cost $1,322,781)		$1,304,093
Cash		21
Receivable for investments sold		10,683
Receivable for premium on written options		1,814
Receivable for TBA sale commitments		78,630
Receivable for fund shares sold		745
Interest receivable		3,051
Distributions receivable from Fidelity Central Funds		30
Total assets		1,399,067
Liabilities
Payable for investments purchased
Regular delivery	$12,978
Delayed delivery	301,884
TBA sale commitments, at value	78,657
Payable for fund shares redeemed	1,370
Distributions payable	492
Accrued management fee	255
Distribution and service plan fees payable	17
Payable for daily variation margin on futures contracts	65
Written options, at value (premium receivable $1,814)	1,748
Other affiliated payables	126
Total liabilities		397,592
Net Assets		$1,001,475
Net Assets consist of:
Paid in capital		$1,039,462
Distributions in excess of net investment income		(10,200)
Accumulated undistributed net realized gain (loss) on investments		(9,171)
Net unrealized appreciation (depreciation) on investments		(18,616)
Net Assets		$1,001,475
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($26,729 ÷ 2,455.5 shares)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class M:
Net Asset Value and redemption price per share ($15,062 ÷ 1,380.9 shares)		$10.91
Maximum offering price per share (100/96.00 of $10.91)		$11.36
Class C:
Net Asset Value and offering price per share ($9,466 ÷ 870.9 shares)(a)		$10.87
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($894,253 ÷ 81,948.6 shares)		$10.91
Class I:
Net Asset Value, offering price and redemption price per share ($55,965 ÷ 5,147.1 shares)		$10.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Interest		$28,602
Income from Fidelity Central Funds		257
Total income		28,859
Expenses
Management fee	$3,109
Transfer agent fees	1,098
Distribution and service plan fees	232
Fund wide operations fee	443
Independent trustees' fees and expenses	4
Commitment fees	3
Total expenses before reductions	4,889
Expense reductions	(2)
Total expenses after reductions		4,887
Net investment income (loss)		23,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,662)
Futures contracts	1,280
Written options	76
Total net realized gain (loss)		(7,306)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(25,833)
Futures contracts	98
Written options	66
Delayed delivery commitments	152
Total change in net unrealized appreciation (depreciation)		(25,517)
Net gain (loss)		(32,823)
Net increase (decrease) in net assets resulting from operations		$(8,851)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,972	$21,024
Net realized gain (loss)	(7,306)	(1,704)
Change in net unrealized appreciation (depreciation)	(25,517)	(10,738)
Net increase (decrease) in net assets resulting from operations	(8,851)	8,582
Distributions to shareholders from net investment income	(29,211)	(22,676)
Share transactions - net increase (decrease)	(27,935)	(36,959)
Total increase (decrease) in net assets	(65,997)	(51,053)
Net Assets
Beginning of period	1,067,472	1,118,525
End of period	$1,001,475	$1,067,472
Other Information
Distributions in excess of net investment income end of period	$(10,200)	$(4,158)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.44	$11.29	$11.24	$10.89
Income from Investment Operations
Net investment income (loss)A	.226	.185	.217	.223	.239
Net realized and unrealized gain (loss)	(.353)	(.124)	.173	.047	.341
Total from investment operations	(.127)	.061	.390	.270	.580
Distributions from net investment income	(.283)	(.201)	(.234)	(.217)	(.230)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.283)	(.201)	(.240)	(.220)	(.230)
Net asset value, end of period	$10.89	$11.30	$11.44	$11.29	$11.24
Total ReturnB,C	(1.13)%	.56%	3.49%	2.41%	5.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.79%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.05%	1.64%	1.92%	1.97%	2.15%
Supplemental Data
Net assets, end of period (in millions)	$27	$35	$49	$38	$41
Portfolio turnover rateF	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$11.46	$11.31	$11.27	$10.92
Income from Investment Operations
Net investment income (loss)A	.226	.184	.218	.225	.242
Net realized and unrealized gain (loss)	(.354)	(.123)	.172	.037	.340
Total from investment operations	(.128)	.061	.390	.262	.582
Distributions from net investment income	(.282)	(.201)	(.234)	(.219)	(.232)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.282)	(.201)	(.240)	(.222)	(.232)
Net asset value, end of period	$10.91	$11.32	$11.46	$11.31	$11.27
Total ReturnB,C	(1.13)%	.55%	3.48%	2.33%	5.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%	.79%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.80%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.80%	.79%	.79%	.79%	.79%
Net investment income (loss)	2.04%	1.63%	1.92%	1.98%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$15	$20	$25	$20	$22
Portfolio turnover rateF	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.42	$11.27	$11.23	$10.88
Income from Investment Operations
Net investment income (loss)A	.144	.100	.133	.141	.160
Net realized and unrealized gain (loss)	(.353)	(.123)	.172	.037	.342
Total from investment operations	(.209)	(.023)	.305	.178	.502
Distributions from net investment income	(.201)	(.117)	(.149)	(.135)	(.152)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.201)	(.117)	(.155)	(.138)	(.152)
Net asset value, end of period	$10.87	$11.28	$11.42	$11.27	$11.23
Total ReturnB,C	(1.86)%	(.19)%	2.72%	1.59%	4.64%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.54%	1.53%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.53%	1.52%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.53%	1.52%
Net investment income (loss)	1.30%	.89%	1.17%	1.25%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$9	$13	$19	$16	$17
Portfolio turnover rateF	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$11.47	$11.31	$11.27	$10.92
Income from Investment Operations
Net investment income (loss)A	.264	.223	.257	.264	.279
Net realized and unrealized gain (loss)	(.363)	(.123)	.182	.037	.341
Total from investment operations	(.099)	.100	.439	.301	.620
Distributions from net investment income	(.321)	(.240)	(.273)	(.258)	(.270)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.321)	(.240)	(.279)	(.261)	(.270)
Net asset value, end of period	$10.91	$11.33	$11.47	$11.31	$11.27
Total ReturnB	(.87)%	.90%	3.93%	2.68%	5.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.39%	1.98%	2.26%	2.33%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$894	$926	$948	$856	$785
Portfolio turnover rateE	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.43	$11.27	$11.23	$10.88
Income from Investment Operations
Net investment income (loss)A	.259	.218	.250	.256	.271
Net realized and unrealized gain (loss)	(.353)	(.134)	.182	.038	.342
Total from investment operations	(.094)	.084	.432	.294	.613
Distributions from net investment income	(.316)	(.234)	(.266)	(.251)	(.263)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.316)	(.234)	(.272)	(.254)	(.263)
Net asset value, end of period	$10.87	$11.28	$11.43	$11.27	$11.23
Total ReturnB	(.83)%	.76%	3.88%	2.64%	5.69%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.49%	.49%	.50%	.50%	.51%
Net investment income (loss)	2.35%	1.94%	2.21%	2.28%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$56	$73	$79	$72	$48
Portfolio turnover rateE	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mortgage Securities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,390
Gross unrealized depreciation	(31,439)
Net unrealized appreciation (depreciation)	$(29,049)
Tax Cost	$1,333,115

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$195
Capital loss carryforward	$(9,134)
Net unrealized appreciation (depreciation) on securities and other investments	$(29,049)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,774)
Long-term	(1,360)
Total capital loss carryforward	$(9,134)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$29,211	$ 22,676

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$1,280	$98
Written Options	76	66
Totals	$1,356	$164

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $150,824 and $103,228, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$77	$–
Class M	-%	.25%	43	1
Class C	.75%	.25%	112	–
			$232	$1

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	–(a)
$2

 (a) Amount represents less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$60.19
Class M	35.20
Class C	21.19
Fidelity Mortgage Securities Fund	892.10
Class I	90.14
	$1,098

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$799	$725
Class M	448	387
Class C	206	167
Fidelity Mortgage Securities Fund	25,901	19,807
Class I	1,857	1,590
Total	$29,211	$22,676

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	185	465	$2,030	$5,257
Reinvestment of distributions	67	59	739	666
Shares redeemed	(914)	(1,657)	(10,039)	(18,650)
Net increase (decrease)	(662)	(1,133)	$(7,270)	$(12,727)
Class M
Shares sold	68	135	$759	$1,524
Reinvestment of distributions	40	33	437	373
Shares redeemed	(460)	(588)	(5,055)	(6,623)
Net increase (decrease)	(352)	(420)	$(3,859)	$(4,726)
Class C
Shares sold	40	218	$437	$2,442
Reinvestment of distributions	18	13	200	151
Shares redeemed	(359)	(713)	(3,946)	(7,980)
Net increase (decrease)	(301)	(482)	$(3,309)	$(5,387)
Fidelity Mortgage Securities Fund
Shares sold	22,955	26,395	$253,501	$297,107
Reinvestment of distributions	1,869	1,642	20,654	18,507
Shares redeemed	(24,644)	(28,916)	(272,741)	(325,419)
Net increase (decrease)	180	(879)	$1,414	$(9,805)
Class I
Shares sold	1,688	566	$18,724	$6,350
Reinvestment of distributions	163	139	1,799	1,563
Shares redeemed	(3,204)	(1,090)	(35,434)	(12,227)
Net increase (decrease)	(1,353)	(385)	$(14,911)	$(4,314)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Mortgage Securities Fund (one of the funds constituting Fidelity Advisor Series II, hereafter collectively referred to as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.79%
Actual		$1,000.00	$1,009.00	$4.00
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class M	.80%
Actual		$1,000.00	$1,009.00	$4.05
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class C	1.52%
Actual		$1,000.00	$1,005.30	$7.68
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,010.80	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.48%
Actual		$1,000.00	$1,009.70	$2.43
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,282,185 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

AMOR-ANN-1018
1.704047.121

Fidelity® Mortgage Securities Fund Annual Report August 31, 2018 Fidelity® Mortgage Securities Fund is a class of Fidelity Advisor® Mortgage Securities Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities Fund	(0.87)%	2.45%	3.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund, a class of the fund, on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. MBS Index performed over the same period.

Period Ending Values
$14,498	Fidelity® Mortgage Securities Fund
$14,073	Bloomberg Barclays U.S. MBS Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the annual reporting period ending August 31, 2018, the fund’s share classes (excluding sales charges, if applicable) produced a slightly negative return that trailed, net of fees, the -0.53% return of the benchmark Bloomberg Barclays U.S. MBS Index. Differences in the way fund holdings and benchmark holdings are priced detracted versus the benchmark. The fund’s yield-curve positioning worked to the fund’s advantage. Specifically, it helped that we owned more bonds with exposure to 10-year year interest rates relative to the benchmark and had less exposure to securities with exposure to two-year rates. Out-of-benchmark allocations to non-agency residential mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) also added a bit of value. The fund’s underweighted exposure to securities made up of 15-year mortgages was another minor bright spot. Our use of swaptions also provided a slight performance boost. Positioning among 30-year agency pass-through securities roughly was a wash, with benefits from overweighting premium coupon bonds offset by security selection among lower-coupon securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On December 1, 2017, Sean Corcoran became Co-Manager of the fund, replacing Lead Manager William Irving.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.1
1 - 1.99%	2.2
2 - 2.99%	9.2
3 - 3.99%	49.6
4 - 4.99%	27.2
5 - 5.99%	3.2
6 - 6.99%	1.5
7% and above	0.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Mortgage Securities	90.3%
CMOs and Other Mortgage Related Securities	19.4%
Asset-Backed Securities	11.7%
Short-Term Investments and Net Other Assets (Liabilities)†	(21.4)%

 * Futures and Swaps - 10.6%

 ** Written options - (5.8)%

 *** Foreign investments - 1.4%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 47.3%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (a)(b)	61	63
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (a)(b)	71	72
12 month U.S. LIBOR + 1.523% 3.542% 3/1/36 (a)(b)	62	64
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (a)(b)	16	16
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (a)(b)	143	150
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	29	30
12 month U.S. LIBOR + 1.685% 4.06% 4/1/36 (a)(b)	61	64
12 month U.S. LIBOR + 1.690% 4.369% 8/1/35 (a)(b)	185	194
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (a)(b)	16	17
12 month U.S. LIBOR + 1.741% 3.533% 3/1/40 (a)(b)	96	100
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (a)(b)	21	22
12 month U.S. LIBOR + 1.750% 3.668% 8/1/41 (a)(b)	98	103
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (a)(b)	200	208
12 month U.S. LIBOR + 1.812% 3.771% 12/1/40 (a)(b)	1,852	1,937
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (a)(b)	263	274
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (a)(b)	9	9
12 month U.S. LIBOR + 1.875% 3.625% 10/1/36 (a)(b)	161	169
6 month U.S. LIBOR + 1.439% 3.96% 9/1/36 (a)(b)	38	39
U.S. TREASURY 1 YEAR INDEX + 2.158% 4.207% 7/1/35 (a)(b)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.511% 6/1/36 (a)(b)	135	141
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (a)(b)	24	26
2.5% 9/1/33 (c)	5,300	5,153
2.5% 4/1/47	292	273
3% 8/1/27 to 1/1/47	70,767	68,909
3% 9/1/33 (c)	17,650	17,544
3% 9/1/48 (c)	13,850	13,397
3.5% 9/1/29 to 10/1/56	102,457	102,453
3.5% 9/1/33 (c)	22,600	22,840
3.5% 9/1/48 (c)	3,250	3,231
3.5% 9/1/48 (c)	10,550	10,487
3.5% 9/1/48 (c)	3,700	3,678
3.5% 9/1/48 (c)	15,700	15,606
4% 11/1/31 to 3/1/48	61,632	63,146
4% 9/1/48 (c)	29,750	30,285
4% 9/1/48 (c)	500	509
4% 9/1/48 (c)	2,050	2,087
4% 9/1/48 (c)	2,050	2,087
4% 9/1/48 (c)	4,100	4,174
4% 9/1/48 (c)	5,500	5,599
4% 9/1/48 (c)	4,100	4,174
4.5% 5/1/25 to 8/1/56	17,621	18,432
4.5% 9/1/48 (c)	24,700	25,646
4.5% 9/1/48 (c)	8,100	8,410
4.5% 9/1/48 (c)	5,300	5,503
4.5% 9/1/48 (c)	4,800	4,984
4.5% 9/1/48 (c)	4,850	5,036
4.5% 9/1/48 (c)	5,250	5,451
5% 5/1/20 to 8/1/56	9,246	9,864
5.255% 8/1/41	591	635
5.5% 4/1/39 to 9/1/39	1,669	1,820
6% 7/1/39	845	920
6.483% 2/1/39	688	739
6.5% 2/1/20 to 8/1/39	4,880	5,406
7% 9/1/21 to 5/1/30	572	635
7.5% 8/1/22 to 9/1/32	435	492
8% 12/1/29 to 3/1/37	14	16
8.5% 2/1/22 to 3/1/23	31	33
9% 10/1/30	179	213
9.5% 10/1/21 to 8/1/22	0	0
		473,579
Freddie Mac - 22.7%
12 month U.S. LIBOR + 1.500% 3.413% 3/1/36 (a)(b)	120	123
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (a)(b)	52	54
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (a)(b)	874	908
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (a)(b)	238	246
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	37	38
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (a)(b)	154	160
12 month U.S. LIBOR + 1.961% 4.542% 6/1/33 (a)(b)	307	322
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	55	58
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	134	142
12 month U.S. LIBOR + 2.280% 4.03% 10/1/36 (a)(b)	6	6
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (a)(b)	35	36
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (a)(b)	50	52
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (a)(b)	13	14
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (a)(b)	41	43
6 month U.S. LIBOR + 2.066% 4.404% 6/1/37 (a)(b)	349	366
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (a)(b)	23	24
U.S. TREASURY 1 YEAR INDEX + 2.231% 4.231% 5/1/34 (a)(b)	3	3
3% 4/1/32 to 2/1/47	50,242	48,788
3.5% 6/1/27 to 1/1/48 (d)	82,668	82,754
3.5% 8/1/47	94	93
4% 1/1/36 to 4/1/48	52,217	53,459
4% 4/1/48	315	321
4% 9/1/48 (c)	9,800	9,979
4.5% 7/1/25 to 11/1/47	6,428	6,732
4.5% 9/1/48 (c)	8,600	8,934
5% 7/1/33 to 7/1/41	2,703	2,882
5.5% 3/1/20 to 10/1/39	4,688	5,078
6% 2/1/19 to 6/1/39	1,137	1,253
6.5% 4/1/21 to 9/1/39	1,971	2,154
7% 6/1/21 to 9/1/36	798	891
7.5% 1/1/27 to 7/1/34	1,038	1,181
8% 1/1/37	6	6
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	1	1
		227,101
Ginnie Mae - 28.1%
3.5% 11/20/41 to 7/20/47 (d)	72,606	73,043
4% 7/20/33 to 12/20/44	27,239	28,102
4.5% 8/15/33 to 6/15/41	20,034	21,097
5.5% 12/15/38 to 9/15/39	538	588
6.5% 10/15/34 to 7/15/36	134	150
7% 2/15/24 to 4/20/32	616	694
7.5% 12/15/21 to 12/15/29	160	177
8% 6/15/21 to 12/15/25	82	91
8.5% 11/15/27 to 10/15/28	71	80
3% 6/15/42 to 6/20/48	67,791	66,444
3.5% 9/1/48 (c)	33,450	33,548
3.5% 9/1/48 (c)	10,850	10,882
4% 9/1/48 (c)	8,300	8,497
4% 9/1/48 (c)	11,700	11,977
4.5% 9/1/48 (c)	3,600	3,740
4.5% 9/1/48 (c)	1,100	1,143
4.5% 9/1/48 (c)	500	519
4.5% 9/1/48 (c)	7,550	7,844
4.5% 9/1/48 (c)	9,050	9,402
5% 9/20/33 to 6/15/41	3,690	3,982
		282,000
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $999,159)		982,680

Asset-Backed Securities - 11.7%
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.5088% 10/28/23 (a)(b)(e)	$3,718	$3,707
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	5,890	5,911
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.4248% 10/25/35 (a)(b)	2,635	2,639
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.1853% 7/25/29 (a)(b)	3,227	3,254
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (e)	2,613	2,627
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3% 11/19/21 (e)	1,651	1,649
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.4148% 10/25/37 (a)(b)(e)	3,859	3,889
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (e)	369	368
Series 2018-NP1 Class A, 2.99% 5/15/24 (e)	2,564	2,565
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.6756% 9/28/30 (a)(b)	3,307	3,309
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (e)	153	153
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 2.9948% 8/25/35 (a)(b)	43	43
Dell Equipment Finance Trust Series 2018-1 Class A3, 3.18% 6/22/23 (e)	612	614
DLL Securitization Trust Series 2018-1 Class A3, 3.1% 4/18/22 (e)	600	601
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	8,250	8,130
Series 2018-1 Class A1, 2.95% 5/15/23	7,316	7,290
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.4714% 5/25/26 (a)(b)	830	826
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (e)	10,700	10,637
Series 2018-1 Class A, 1 month U.S. LIBOR + 0.300% 2.6138% 3/15/22 (a)(b)(e)	2,194	2,195
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	29	9
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.7134% 4/10/31 (a)(b)(e)	2,931	2,934
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (e)	7,280	7,285
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.3548% 8/25/36 (a)(b)	2,167	2,167
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (e)	2,212	2,207
Series 2017-2A Class A1, 2.0383% 9/25/27 (e)	3,313	3,302
Series 2018-1A Class A, 2.76% 2/25/28 (e)	4,329	4,328
Series 2018-2A Class A, 3.1877% 7/25/28 (e)	5,482	5,482
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (a)(b)(e)	727	731
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.1353% 7/25/25 (a)(b)	287	288
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (a)(b)(e)	3,400	3,390
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (e)	2,220	2,221
Series 2018-2A Class A, 3.35% 10/15/24 (e)	1,608	1,608
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.068% 1/25/22 (e)	7,760	7,756
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8106% 12/15/27 (a)(b)(e)	2,656	2,666
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.5953% 10/27/25 (a)(b)	3,610	3,611
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4453% 1/25/27 (a)(b)	249	249
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4253% 1/26/26 (a)(b)	160	160
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.4948% 5/25/35 (a)(b)	568	569
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (e)	1,200	1,203
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.500% 2.5827% 7/17/23 (a)(b)(e)	5,220	5,235
TOTAL ASSET-BACKED SECURITIES
(Cost $117,660)		117,808

Collateralized Mortgage Obligations - 10.9%
Private Sponsor - 2.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.2036% 6/27/36 (a)(b)(e)	2,989	2,915
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 4.015% 12/26/35 (a)(e)	166	166
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.6755% 3/27/36 (a)(e)	$907	$905
Series 2010-RR2 Class 5A2, 5% 12/26/36 (e)	200	200
Series 2012-RR5 Class 8A5, 2.2863% 7/26/36 (a)(e)	422	415
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	3,275	3,225
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.1137% 1/25/37 (a)(e)	343	348
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (e)	1,114	1,111
Series 2012-2R Class 1A1, 4.2666% 5/27/35 (a)(e)	244	243
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.3436% 5/27/37 (a)(b)(e)	2,238	2,144
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.7636% 5/27/37 (a)(b)(e)	422	416
CSMC Trust Series 2009-5R Class 2A2, 3.9325% 6/25/36 (a)(e)	109	109
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(e)	2,533	2,508
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (a)(b)(e)	1,227	1,226
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.291% 6/21/36 (a)(b)(e)	927	917
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.2556% 7/25/19 (a)	114	113
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (a)(b)	418	413
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (a)(b)	2,285	2,276
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.4003% 9/25/33 (a)	383	383
Series 2005-AR10 Class 2A15, 4.1331% 6/25/35 (a)	2,535	2,554
Series 2005-AR2 Class 1A2, 3.879% 3/25/35 (a)	117	117
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7631% 6/27/36 (a)(e)	226	225
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (e)	1,173	1,162
		24,091
U.S. Government Agency - 8.5%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.0353% 12/25/33 (a)(f)(g)	191	39
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	332	356
Series 1999-32 Class PL, 6% 7/25/29	322	345
Series 1999-33 Class PK, 6% 7/25/29	244	262
Series 2001-52 Class YZ, 6.5% 10/25/31	29	32
Series 2005-39 Class TE, 5% 5/25/35	512	548
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.1817% 8/25/35 (a)(g)	31	35
Series 2012-149:
Class DA, 1.75% 1/25/43	274	261
Class GA, 1.75% 6/25/42	275	261
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	344	372
Series 2001-31 Class ZC, 6.5% 7/25/31	152	167
Series 2002-16 Class ZD, 6.5% 4/25/32	52	58
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.4853% 11/25/32 (a)(f)(g)	132	16
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	387	37
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.5753% 12/25/36 (a)(f)(g)	125	22
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.3753% 5/25/37 (a)(f)(g)	75	11
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.9596% 9/25/23 (a)(g)	16	18
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.0353% 3/25/33 (a)(f)(g)	50	9
Series 2005-79 Class ZC, 5.9% 9/25/35	317	350
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.2315% 6/25/37 (a)(g)	259	458
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 27.2115% 7/25/37 (a)(g)	77	120
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.2853% 3/25/38 (a)(f)(g)	401	55
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	2	0
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	18	0
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	23	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.9853% 12/25/40 (a)(f)(g)	376	47
Class ZA, 4.5% 12/25/40	154	160
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	415	39
Series 2010-150 Class ZC, 4.75% 1/25/41	1,235	1,314
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2	0
Series 2010-95 Class ZC, 5% 9/25/40	2,466	2,648
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	77	3
Series 2011-4 Class PZ, 5% 2/25/41	527	581
Series 2011-67 Class AI, 4% 7/25/26 (f)	113	10
Series 2011-83 Class DI, 6% 9/25/26 (f)	122	9
Series 2012-100 Class WI, 3% 9/25/27 (f)	1,139	103
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5853% 12/25/30 (a)(f)(g)	406	43
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4853% 6/25/41 (a)(f)(g)	498	62
Series 2013-133 Class IB, 3% 4/25/32 (f)	787	71
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9853% 1/25/44 (a)(f)(g)	337	49
Series 2013-51 Class GI, 3% 10/25/32 (f)	257	25
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.6553% 6/25/35 (a)(f)(g)	422	64
Series 2015-42 Class IL, 6% 6/25/45 (f)	1,653	367
Series 2015-70 Class JC, 3% 10/25/45	2,072	2,049
Series 2017-30 Class AI, 5.5% 5/25/47	806	178
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	111	25
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	71	13
Class 13, 6% 3/25/34 (f)	98	20
Series 359 Class 19, 6% 7/25/35 (a)(f)	59	12
Series 384 Class 6, 5% 7/25/37 (f)	218	41
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	383	412
Series 2104 Class PG, 6% 12/15/28	109	117
Series 2121 Class MG, 6% 2/15/29	157	168
Series 2154 Class PT, 6% 5/15/29	276	297
Series 2162 Class PH, 6% 6/15/29	40	43
Series 2520 Class BE, 6% 11/15/32	200	219
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.5373% 3/15/23 (a)(f)(g)	11	1
Series 2693 Class MD, 5.5% 10/15/33	3,353	3,631
Series 2802 Class OB, 6% 5/15/34	751	801
Series 3002 Class NE, 5% 7/15/35	314	330
Series 3189 Class PD, 6% 7/15/36	286	316
Series 3415 Class PC, 5% 12/15/37	88	93
Series 3786 Class HI, 4% 3/15/38 (f)	398	29
Series 3806 Class UP, 4.5% 2/15/41	880	909
Series 3832 Class PE, 5% 3/15/41	960	1,025
Series 4135 Class AB, 1.75% 6/15/42	206	195
Series 70 Class C, 9% 9/15/20	0	0
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	53	58
Series 2135 Class JE, 6% 3/15/29	179	192
Series 2274 Class ZM, 6.5% 1/15/31	96	105
Series 2281 Class ZB, 6% 3/15/30	77	82
Series 2357 Class ZB, 6.5% 9/15/31	195	216
Series 2502 Class ZC, 6% 9/15/32	193	211
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,155
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.5373% 2/15/36 (a)(f)(g)	102	17
Series 1658 Class GZ, 7% 1/15/24	189	200
Series 2013-4281 Class AI, 4% 12/15/28 (f)	875	69
Series 2017-4683 Class LM, 3% 5/15/47	1,692	1,672
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.1373% 11/15/31 (a)(f)(g)	766	99
Series 2587 Class IM, 6.5% 3/15/33 (f)	107	25
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 33.3925% 8/15/24 (a)(g)	5	6
Class SD, 86.400% - 1 month U.S. LIBOR 59.635% 8/15/24 (a)(g)	7	11
Series 2933 Class ZM, 5.75% 2/15/35	707	792
Series 2935 Class ZK, 5.5% 2/15/35	1,102	1,197
Series 2947 Class XZ, 6% 3/15/35	410	448
Series 2996 Class ZD, 5.5% 6/15/35	531	584
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.5273% 10/15/35 (a)(f)(g)	149	24
Series 3237 Class C, 5.5% 11/15/36	781	851
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.5973% 11/15/36 (a)(f)(g)	304	48
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.6873% 3/15/37 (a)(f)(g)	402	67
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.6973% 4/15/37 (a)(f)(g)	605	104
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.5173% 6/15/37 (a)(f)(g)	257	37
Series 3772 Class BI, 4.5% 10/15/18 (f)	1	0
Series 3949 Class MK, 4.5% 10/15/34	223	231
Series 3955 Class YI, 3% 11/15/21 (f)	461	15
Series 4055 Class BI, 3.5% 5/15/31 (f)	714	74
Series 4149 Class IO, 3% 1/15/33 (f)	114	14
Series 4314 Class AI, 5% 3/15/34 (f)	250	24
Series 4427 Class LI, 3.5% 2/15/34 (f)	1,244	161
Series 4471 Class PA 4% 12/15/40	2,721	2,776
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	157	172
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,399	2,468
Freddie Mac Seasoned Credit Risk Transfer Series:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	3,503	3,401
Series 2018-2 Class MA, 3.5% 11/25/57	919	917
Series 2018-3 Class MA, 3.5% 8/25/57	12,907	12,838
Series 2018-3 Class M55D, 4% 8/25/57	570	579
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	1,758	1,759
Class A2, 3.5% 6/25/28	420	414
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.6265% 6/16/37 (a)(f)(g)	151	25
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 7/20/60 (a)(b)(h)	233	233
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3999% 9/20/60 (a)(b)(h)	291	291
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3999% 8/20/60 (a)(b)(h)	316	316
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 4/20/61 (a)(b)(h)	120	120
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (a)(b)(h)	127	127
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.8452% 12/20/40 (a)(g)	1,181	1,199
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	235	28
Series 2017-134 Class BA, 2.5% 11/20/46	243	233
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.8865% 4/16/32 (a)(f)(g)	748	119
Series 2002-42 Class ZA, 6% 6/20/32	248	271
Series 2004-24 Class ZM, 5% 4/20/34	489	521
Series 2010-160 Class DY, 4% 12/20/40	3,150	3,248
Series 2010-170 Class B, 4% 12/20/40	710	732
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.0365% 12/16/23 (a)(f)(g)	339	33
Class SP, 8.750% - 1 month U.S. LIBOR 6.6865% 9/16/26 (a)(f)(g)	184	16
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 5.5365% 12/16/25 (a)(f)(g)	467	45
Class SL, 7.600% - 1 month U.S. LIBOR 5.5365% 5/16/30 (a)(f)(g)	714	93
Class SV, 8.250% - 1 month U.S. LIBOR 6.1865% 12/16/28 (a)(f)(g)	54	5
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.1226% 11/20/31 (a)(f)(g)	379	66
Class ST, 7.700% - 1 month U.S. LIBOR 5.6365% 8/16/27 (a)(f)(g)	174	23
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.4365% 5/16/34 (a)(f)(g)	257	36
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.1365% 8/17/34 (a)(f)(g)	100	18
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,079	240
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.6365% 6/16/42 (a)(f)(g)	475	71
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (a)(g)	615	623
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (a)(g)	1,922	1,967
Series 2013-149 Class MA, 2.5% 5/20/40	3,836	3,727
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	7,386	7,349
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	3,160	3,144
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (a)(b)(h)	5,466	5,474
		84,857
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $110,429)		108,948

Commercial Mortgage Securities - 8.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (a)(f)	61	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (e)	1,324	1,325
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (a)(b)(e)	25	23
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (a)(b)(e)	26	24
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (a)(b)(e)	42	37
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.1007% 9/10/58 (a)(f)	22,526	1,103
Series 2016-P6 Class XA, 0.9648% 12/10/49 (a)(f)	22,419	955
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (e)	354	349
Series 2014-CR19 Class XA, 1.3479% 8/10/47 (a)(f)	33,261	1,439
Series 2014-CR20 Class XA, 1.2857% 11/10/47 (a)(f)	6,069	290
Series 2014-LC17 Class XA, 1.075% 10/10/47 (a)(f)	24,861	745
Series 2014-UBS4 Class XA, 1.3524% 8/10/47 (a)(f)	27,826	1,295
Series 2014-UBS6 Class XA, 1.1123% 12/10/47 (a)(f)	14,564	607
Series 2015-DC1 Class XA, 1.2777% 2/10/48 (a)(f)	36,776	1,752
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	9,831	9,356
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (a)(b)	2,700	2,701
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (a)(b)	5,400	5,401
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	2,200	2,162
Series K069 Class A2, 3.187% 9/25/27	3,000	2,957
Series K072 Class A2, 3.444% 12/25/27	700	702
Series K073 Class A2, 3.35% 1/25/28	4,700	4,675
Series K155:
Class A1, 3.75% 11/25/29	199	204
Class A2, 3.75% 11/25/32	3,000	3,051
Series 2018-K075 Class A2, 3.65% 2/25/28	7,070	7,196
Series K076 Class A2, 3.9% 6/25/51	2,300	2,387
Series K077 Class A2, 3.85% 5/25/28	5,662	5,856
Series K079:
Class A1, 3.729% 2/25/28	650	667
Class A2, 3.926% 6/25/28	4,586	4,769
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	3,900	4,032
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.622% 12/15/34 (a)(b)(e)	1,828	1,828
GS Mortgage Securities Trust:
Series 2013-GC12 Class XA, 1.5764% 6/10/46 (a)(f)	6,618	353
Series 2014-GC20 Class XA, 1.24% 4/10/47 (a)(f)	5,523	229
Series 2015-GC34 Class XA, 1.5007% 10/10/48 (a)(f)	10,481	721
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.2877% 4/15/47 (a)(f)	6,306	125
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (e)	1,132	1,170
Class XAFX, 1.2948% 7/5/33 (a)(e)(f)	9,000	449
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2761% 10/15/48 (a)(f)	13,612	790
Morgan Stanley Capital I Trust floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.95% 6/15/35 (a)(b)(e)	2,850	2,850
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(e)	870	849
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (a)(b)(e)	1,517	1,522
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2269% 12/15/50 (a)(f)	16,909	1,222
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.8534% 4/10/46 (a)(b)(e)	1,531	1,554
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.2343% 11/15/48 (a)(f)	10,928	641
Series 2017-C42 Class XA, 1.0451% 12/15/50 (a)(f)	19,690	1,313
Series 2018-C46 Class XA, 1.1169% 8/15/51 (a)(f)	12,027	781
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.78% 6/15/46 (a)(b)(e)	1,627	1,632
Series 2014-C24 Class XA, 1.0309% 11/15/47 (a)(f)	8,230	321
Series 2014-LC14 Class XA, 1.4573% 3/15/47 (a)	11,024	464
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $85,750)		84,874
	Shares	Value (000s)

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.97% (i)
(Cost $9,783)	9,781,280	9,783
TOTAL INVESTMENT IN SECURITIES - 130.2%
(Cost $1,322,781)		1,304,093
NET OTHER ASSETS (LIABILITIES) - (30.2)%		(302,618)
NET ASSETS - 100%		$1,001,475

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/33	$(3,700)	$(3,598)
3% 9/1/33	(4,100)	(4,075)
3% 9/1/33	(4,100)	(4,075)
3% 9/1/33	(4,100)	(4,075)
3% 9/1/33	(5,500)	(5,467)
3.5% 9/1/48	(3,400)	(3,380)
4% 9/1/48	(1,800)	(1,832)
4.5% 9/1/48	(1,100)	(1,142)
4.5% 9/1/48	(7,550)	(7,839)
4.5% 9/1/48	(9,050)	(9,397)
4.5% 9/1/48	(3,600)	(3,738)

TOTAL FANNIE MAE		(48,618)

Ginnie Mae
3.5% 9/1/48	(19,100)	(19,156)
3.5% 9/1/48	(10,850)	(10,883)

TOTAL GINNIE MAE		(30,039)

TOTAL TBA SALE COMMITMENTS
(Proceeds $78,630)		$(78,657)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,100	$(130)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	5,600	(180)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	17,600	(543)

TOTAL PUT SWAPTIONS			(853)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,100	(163)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	5,600	(177)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	17,600	(555)

TOTAL CALL SWAPTIONS			(895)

TOTAL WRITTEN SWAPTIONS			$(1,748)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	48	Dec. 2018	$6,923	$(33)	$(33)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	58	Dec. 2018	6,975	13	13
CBOT 2-Year U.S. Treasury Note Contracts (United States)	266	Dec. 2018	56,222	24	24
CBOT 5-Year U.S. Treasury Note Contracts (United States)	94	Dec. 2018	10,659	15	15
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	307	Dec. 2018	39,310	14	14

TOTAL SOLD					66

TOTAL FUTURES CONTRACTS					$33

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 11.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $76,577.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $674,000.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,209,000 or 11.1% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$257
Total	$257

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$982,680	$--	$982,680	$--
Asset-Backed Securities	117,808	--	117,808	--
Collateralized Mortgage Obligations	108,948	--	108,948	--
Commercial Mortgage Securities	84,874	--	84,874	--
Money Market Funds	9,783	9,783	--	--
Total Investments in Securities:	$1,304,093	$9,783	$1,294,310	$--
Derivative Instruments:
Assets
Futures Contracts	$66	$66	$--	$--
Total Assets	$66	$66	$--	$--
Liabilities
Futures Contracts	$(33)	$(33)	$--	$--
Written Swaptions	(1,748)	--	(1,748)	--
Total Liabilities	$(1,781)	$(33)	$(1,748)	$--
Total Derivative Instruments:	$(1,715)	$33	$(1,748)	$--
Other Financial Instruments:
TBA Sale Commitments	$(78,657)	$--	$(78,657)	$--
Total Other Financial Instruments:	$(78,657)	$--	$(78,657)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$66	$(33)
Written Swaptions(b)	0	(1,748)
Total Interest Rate Risk	66	(1,781)
Total Value of Derivatives	$66	$(1,781)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,312,998)	$1,294,310
Fidelity Central Funds (cost $9,783)	9,783
Total Investment in Securities (cost $1,322,781)		$1,304,093
Cash		21
Receivable for investments sold		10,683
Receivable for premium on written options		1,814
Receivable for TBA sale commitments		78,630
Receivable for fund shares sold		745
Interest receivable		3,051
Distributions receivable from Fidelity Central Funds		30
Total assets		1,399,067
Liabilities
Payable for investments purchased
Regular delivery	$12,978
Delayed delivery	301,884
TBA sale commitments, at value	78,657
Payable for fund shares redeemed	1,370
Distributions payable	492
Accrued management fee	255
Distribution and service plan fees payable	17
Payable for daily variation margin on futures contracts	65
Written options, at value (premium receivable $1,814)	1,748
Other affiliated payables	126
Total liabilities		397,592
Net Assets		$1,001,475
Net Assets consist of:
Paid in capital		$1,039,462
Distributions in excess of net investment income		(10,200)
Accumulated undistributed net realized gain (loss) on investments		(9,171)
Net unrealized appreciation (depreciation) on investments		(18,616)
Net Assets		$1,001,475
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($26,729 ÷ 2,455.5 shares)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class M:
Net Asset Value and redemption price per share ($15,062 ÷ 1,380.9 shares)		$10.91
Maximum offering price per share (100/96.00 of $10.91)		$11.36
Class C:
Net Asset Value and offering price per share ($9,466 ÷ 870.9 shares)(a)		$10.87
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($894,253 ÷ 81,948.6 shares)		$10.91
Class I:
Net Asset Value, offering price and redemption price per share ($55,965 ÷ 5,147.1 shares)		$10.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Interest		$28,602
Income from Fidelity Central Funds		257
Total income		28,859
Expenses
Management fee	$3,109
Transfer agent fees	1,098
Distribution and service plan fees	232
Fund wide operations fee	443
Independent trustees' fees and expenses	4
Commitment fees	3
Total expenses before reductions	4,889
Expense reductions	(2)
Total expenses after reductions		4,887
Net investment income (loss)		23,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,662)
Futures contracts	1,280
Written options	76
Total net realized gain (loss)		(7,306)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(25,833)
Futures contracts	98
Written options	66
Delayed delivery commitments	152
Total change in net unrealized appreciation (depreciation)		(25,517)
Net gain (loss)		(32,823)
Net increase (decrease) in net assets resulting from operations		$(8,851)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,972	$21,024
Net realized gain (loss)	(7,306)	(1,704)
Change in net unrealized appreciation (depreciation)	(25,517)	(10,738)
Net increase (decrease) in net assets resulting from operations	(8,851)	8,582
Distributions to shareholders from net investment income	(29,211)	(22,676)
Share transactions - net increase (decrease)	(27,935)	(36,959)
Total increase (decrease) in net assets	(65,997)	(51,053)
Net Assets
Beginning of period	1,067,472	1,118,525
End of period	$1,001,475	$1,067,472
Other Information
Distributions in excess of net investment income end of period	$(10,200)	$(4,158)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.44	$11.29	$11.24	$10.89
Income from Investment Operations
Net investment income (loss)A	.226	.185	.217	.223	.239
Net realized and unrealized gain (loss)	(.353)	(.124)	.173	.047	.341
Total from investment operations	(.127)	.061	.390	.270	.580
Distributions from net investment income	(.283)	(.201)	(.234)	(.217)	(.230)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.283)	(.201)	(.240)	(.220)	(.230)
Net asset value, end of period	$10.89	$11.30	$11.44	$11.29	$11.24
Total ReturnB,C	(1.13)%	.56%	3.49%	2.41%	5.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.79%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.05%	1.64%	1.92%	1.97%	2.15%
Supplemental Data
Net assets, end of period (in millions)	$27	$35	$49	$38	$41
Portfolio turnover rateF	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$11.46	$11.31	$11.27	$10.92
Income from Investment Operations
Net investment income (loss)A	.226	.184	.218	.225	.242
Net realized and unrealized gain (loss)	(.354)	(.123)	.172	.037	.340
Total from investment operations	(.128)	.061	.390	.262	.582
Distributions from net investment income	(.282)	(.201)	(.234)	(.219)	(.232)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.282)	(.201)	(.240)	(.222)	(.232)
Net asset value, end of period	$10.91	$11.32	$11.46	$11.31	$11.27
Total ReturnB,C	(1.13)%	.55%	3.48%	2.33%	5.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%	.79%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.80%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.80%	.79%	.79%	.79%	.79%
Net investment income (loss)	2.04%	1.63%	1.92%	1.98%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$15	$20	$25	$20	$22
Portfolio turnover rateF	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.42	$11.27	$11.23	$10.88
Income from Investment Operations
Net investment income (loss)A	.144	.100	.133	.141	.160
Net realized and unrealized gain (loss)	(.353)	(.123)	.172	.037	.342
Total from investment operations	(.209)	(.023)	.305	.178	.502
Distributions from net investment income	(.201)	(.117)	(.149)	(.135)	(.152)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.201)	(.117)	(.155)	(.138)	(.152)
Net asset value, end of period	$10.87	$11.28	$11.42	$11.27	$11.23
Total ReturnB,C	(1.86)%	(.19)%	2.72%	1.59%	4.64%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.54%	1.53%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.53%	1.52%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.53%	1.52%
Net investment income (loss)	1.30%	.89%	1.17%	1.25%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$9	$13	$19	$16	$17
Portfolio turnover rateF	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$11.47	$11.31	$11.27	$10.92
Income from Investment Operations
Net investment income (loss)A	.264	.223	.257	.264	.279
Net realized and unrealized gain (loss)	(.363)	(.123)	.182	.037	.341
Total from investment operations	(.099)	.100	.439	.301	.620
Distributions from net investment income	(.321)	(.240)	(.273)	(.258)	(.270)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.321)	(.240)	(.279)	(.261)	(.270)
Net asset value, end of period	$10.91	$11.33	$11.47	$11.31	$11.27
Total ReturnB	(.87)%	.90%	3.93%	2.68%	5.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.39%	1.98%	2.26%	2.33%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$894	$926	$948	$856	$785
Portfolio turnover rateE	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.43	$11.27	$11.23	$10.88
Income from Investment Operations
Net investment income (loss)A	.259	.218	.250	.256	.271
Net realized and unrealized gain (loss)	(.353)	(.134)	.182	.038	.342
Total from investment operations	(.094)	.084	.432	.294	.613
Distributions from net investment income	(.316)	(.234)	(.266)	(.251)	(.263)
Distributions from net realized gain	–	–	(.006)	(.003)	–
Total distributions	(.316)	(.234)	(.272)	(.254)	(.263)
Net asset value, end of period	$10.87	$11.28	$11.43	$11.27	$11.23
Total ReturnB	(.83)%	.76%	3.88%	2.64%	5.69%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.49%	.49%	.50%	.50%	.51%
Net investment income (loss)	2.35%	1.94%	2.21%	2.28%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$56	$73	$79	$72	$48
Portfolio turnover rateE	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mortgage Securities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,390
Gross unrealized depreciation	(31,439)
Net unrealized appreciation (depreciation)	$(29,049)
Tax Cost	$1,333,115

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$195
Capital loss carryforward	$(9,134)
Net unrealized appreciation (depreciation) on securities and other investments	$(29,049)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,774)
Long-term	(1,360)
Total capital loss carryforward	$(9,134)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$29,211	$ 22,676

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$1,280	$98
Written Options	76	66
Totals	$1,356	$164

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $150,824 and $103,228, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$77	$–
Class M	-%	.25%	43	1
Class C	.75%	.25%	112	–
			$232	$1

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	–(a)
$2

 (a) Amount represents less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$60.19
Class M	35.20
Class C	21.19
Fidelity Mortgage Securities Fund	892.10
Class I	90.14
	$1,098

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$799	$725
Class M	448	387
Class C	206	167
Fidelity Mortgage Securities Fund	25,901	19,807
Class I	1,857	1,590
Total	$29,211	$22,676

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	185	465	$2,030	$5,257
Reinvestment of distributions	67	59	739	666
Shares redeemed	(914)	(1,657)	(10,039)	(18,650)
Net increase (decrease)	(662)	(1,133)	$(7,270)	$(12,727)
Class M
Shares sold	68	135	$759	$1,524
Reinvestment of distributions	40	33	437	373
Shares redeemed	(460)	(588)	(5,055)	(6,623)
Net increase (decrease)	(352)	(420)	$(3,859)	$(4,726)
Class C
Shares sold	40	218	$437	$2,442
Reinvestment of distributions	18	13	200	151
Shares redeemed	(359)	(713)	(3,946)	(7,980)
Net increase (decrease)	(301)	(482)	$(3,309)	$(5,387)
Fidelity Mortgage Securities Fund
Shares sold	22,955	26,395	$253,501	$297,107
Reinvestment of distributions	1,869	1,642	20,654	18,507
Shares redeemed	(24,644)	(28,916)	(272,741)	(325,419)
Net increase (decrease)	180	(879)	$1,414	$(9,805)
Class I
Shares sold	1,688	566	$18,724	$6,350
Reinvestment of distributions	163	139	1,799	1,563
Shares redeemed	(3,204)	(1,090)	(35,434)	(12,227)
Net increase (decrease)	(1,353)	(385)	$(14,911)	$(4,314)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Mortgage Securities Fund (one of the funds constituting Fidelity Advisor Series II, hereafter collectively referred to as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.79%
Actual		$1,000.00	$1,009.00	$4.00
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class M	.80%
Actual		$1,000.00	$1,009.00	$4.05
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class C	1.52%
Actual		$1,000.00	$1,005.30	$7.68
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,010.80	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.48%
Actual		$1,000.00	$1,009.70	$2.43
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,282,185 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MOR-ANN-1018
1.538542.121

Fidelity® Series Investment Grade Securitized Fund Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2018
U.S. Government and U.S. Government Agency Obligations	95.7%
AAA	4.3%
A	1.0%
Not Rated	1.0%
Short-Term Investments and Net Other Assets*	(2.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*
U.S. Government and U.S. Government Agency Obligations	95.7%
Asset-Backed Securities	4.4%
CMOs and Other Mortgage Related Securities	1.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(2.0)%

 * Foreign investments - 1.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 102.8%
	Principal Amount	Value
Fannie Mae - 60.4%
3% 9/1/48 (a)	1,000,000	967,293
3% 9/1/48 (a)	125,000	120,912
3.5% 9/1/33 (a)	500,000	505,302
3.5% 9/1/48 (a)	1,300,000	1,292,224
3.5% 9/1/48 (a)	200,000	198,804
4% 9/1/48 (a)	1,700,000	1,730,591
4.5% 9/1/48 (a)	1,200,000	1,245,977
4.5% 9/1/48 (a)	50,000	51,916
4.5% 9/1/48 (a)	50,000	51,916
4.5% 9/1/48 (a)	50,000	51,916
4.5% 9/1/48 (a)	50,000	51,916

TOTAL FANNIE MAE		6,268,767

Freddie Mac - 22.1%
3% 9/1/48 (a)	500,000	483,608
3.5% 9/1/48 (a)	800,000	795,371
4% 9/1/48 (a)	1,000,000	1,018,230

TOTAL FREDDIE MAC		2,297,209

Ginnie Mae - 20.3%
3% 9/1/48 (a)	700,000	684,434
3.5% 9/1/48 (a)	900,000	902,641
4.5% 9/1/48 (a)	200,000	207,784
4.5% 9/1/48 (a)	100,000	103,892
4.5% 9/1/48 (a)	50,000	51,946
4.5% 9/1/48 (a)	100,000	103,892
4.5% 9/1/48 (a)	50,000	51,946

TOTAL GINNIE MAE		2,106,535

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,674,795)		10,672,511

Asset-Backed Securities - 4.4%
CLUB Credit Trust Series 2018-NP1 Class A, 2.99% 5/15/24 (b)	$106,023	$106,074
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.4214% 11/25/26 (b)(c)(d)	128,696	128,221
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (b)	30,938	30,871
Series 2018-1A Class A, 2.76% 2/25/28 (b)	92,875	92,861
Prosper Marketplace Issuance Trust Series 2018-2A Class A, 3.35% 10/15/24 (b)	100,000	99,996
TOTAL ASSET-BACKED SECURITIES
(Cost $457,846)		458,023

Collateralized Mortgage Obligations - 3.1%
Private Sponsor - 1.9%
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (b)(c)(d)	200,000	199,817
U.S. Government Agency - 1.2%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2018-H12 Class HA, 3.25% 8/20/68 (e)	120,000	120,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $320,122)		319,817

Commercial Mortgage Securities - 9.3%
Freddie Mac:
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28	300,000	304,126
Series K069 Class A2, 3.187% 9/25/27	100,000	98,559
Series K072 Class A2, 3.444% 12/25/27	250,000	250,560
Series K079 Class A2, 3.926% 6/25/28	100,000	103,992
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	200,000	206,751
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $965,950)		963,988
	Shares	Value

Money Market Funds - 84.7%
Fidelity Cash Central Fund, 1.97% (f)
(Cost $8,792,260)	8,789,623	8,791,381
TOTAL INVESTMENT IN SECURITIES - 204.3%
(Cost $21,210,973)		21,205,720
NET OTHER ASSETS (LIABILITIES) - (104.3)%		(10,825,202)
NET ASSETS - 100%		$10,380,518

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 9/1/48	$(250,000)	$(241,823)
3% 9/1/48	(350,000)	(338,553)
3.5% 9/1/33	(125,000)	(126,325)
3.5% 9/1/48	(100,000)	(99,402)
3.5% 9/1/48	(450,000)	(447,308)
4% 9/1/48	(150,000)	(152,699)
4.5% 9/1/48	(200,000)	(207,663)
4.5% 9/1/48	(50,000)	(51,916)
4.5% 9/1/48	(100,000)	(103,831)
4.5% 9/1/48	(50,000)	(51,916)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,823,604)		$(1,821,436)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $657,840 or 6.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,793
Total	$7,793

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$10,672,511	$--	$10,672,511	$--
Asset-Backed Securities	458,023	--	458,023	--
Collateralized Mortgage Obligations	319,817	--	319,817	--
Commercial Mortgage Securities	963,988	--	963,988	--
Money Market Funds	8,791,381	8,791,381	--	--
Total Investments in Securities:	$21,205,720	$8,791,381	$12,414,339	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,821,436)	$--	$(1,821,436)	$--
Total Other Financial Instruments:	$(1,821,436)	$--	$(1,821,436)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,418,713)	$12,414,339
Fidelity Central Funds (cost $8,792,260)	8,791,381
Total Investment in Securities (cost $21,210,973)		$21,205,720
Receivable for TBA sale commitments		1,823,604
Receivable for fund shares sold		376,650
Interest receivable		2,459
Distributions receivable from Fidelity Central Funds		7,793
Total assets		23,416,226
Liabilities
Payable for investments purchased
Regular delivery	$538,372
Delayed delivery	10,674,795
TBA sale commitments, at value	1,821,436
Distributions payable	1,089
Other payables and accrued expenses	16
Total liabilities		13,035,708
Net Assets		$10,380,518
Net Assets consist of:
Paid in capital		$10,383,201
Undistributed net investment income		523
Accumulated undistributed net realized gain (loss) on investments		(121)
Net unrealized appreciation (depreciation) on investments		(3,085)
Net Assets, for 1,038,310 shares outstanding		$10,380,518
Net Asset Value, offering price and redemption price per share ($10,380,518 ÷ 1,038,310 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 17, 2018 (commencement of operations) to August 31, 2018
Investment Income
Interest		$386
Income from Fidelity Central Funds		7,793
Total income		8,179
Expenses
Custodian fees and expenses	$16
Total expenses		16
Net investment income (loss)		8,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(121)
Total net realized gain (loss)		(121)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,374)
Fidelity Central Funds	(879)
Delayed delivery commitments	2,168
Total change in net unrealized appreciation (depreciation)		(3,085)
Net gain (loss)		(3,206)
Net increase (decrease) in net assets resulting from operations		$4,957

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 17, 2018 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,163
Net realized gain (loss)	(121)
Change in net unrealized appreciation (depreciation)	(3,085)
Net increase (decrease) in net assets resulting from operations	4,957
Distributions to shareholders from net investment income	(7,640)
Share transactions
Proceeds from sales of shares	10,376,650
Reinvestment of distributions	6,551
Net increase (decrease) in net assets resulting from share transactions	10,383,201
Total increase (decrease) in net assets	10,380,518
Net Assets
Beginning of period	–
End of period	$10,380,518
Other Information
Undistributed net investment income end of period	$523
Shares
Sold	1,037,655
Issued in reinvestment of distributions	655
Net increase (decrease)	1,038,310

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Securitized Fund

Years ended August 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.008
Net realized and unrealized gain (loss)	–C
Total from investment operations	.008
Distributions from net investment income	(.008)
Net asset value, end of period	$10.00
Total ReturnD	.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	1.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,381
Portfolio turnover rateI	18%J

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$588
Gross unrealized depreciation	(3,671)
Net unrealized appreciation (depreciation)	$(3,083)
Tax Cost	$21,210,971

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$521
Capital loss carryforward	$(121)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,083)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(121)

The tax character of distributions paid was as follows:

August 31, 2018(a)
Ordinary Income	$7,640

 (a) For the period August 17, 2018 (commencement of operations) to August 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $666,851 and $9,024, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Series Investment Grade Securitized Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Investment Grade Securitized Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2018, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from August 17, 2018 (commencement of operations) to August 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, the changes in its net assets and the financial highlights for the period from August 17, 2018 (commencement of operations) to August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 19, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 17, 2018 to August 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2018	Expenses Paid During Period
Actual	- %-B	$1,000.00	$1,000.80	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 15/365 (to reflect the period August 17, 2018 to August 31, 2018).

 D Amount represents less than $.005.

 E 5% return per year before expenses

 F Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

A total of 37.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Securitized Fund

On July 19, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the investment personnel compensation program, and whether this structure, provides, appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered that the fund will not pay FMR a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed, 0.014% through October 31, 2019.

Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees, there is no issue of FMR sharing economies of scale with the fund to the extent assets increase.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to other Fidelity funds, which use the fund to gain exposure to a specific type of investment. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' fixed income allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IGS-ANN-1018
1.9891237.100

Item 2.

Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term Bond Fund and Fidelity Advisor Mortgage Securities Fund (the “Funds”):

Services Billed by PwC

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$97,000	$8,300	$5,900	$4,700
Fidelity Advisor Mortgage Securities Fund	$101,000	$8,600	$4,600	$4,800

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$94,000	$9,000	$9,200	$4,400
Fidelity Advisor Mortgage Securities Fund	$98,000	$9,300	$6,400	$4,500

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte

Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Investment Grade Securitized Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$53,000	$-	$6,000	$-

August 31, 2017 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Series Investment Grade Securitized Fund commenced operations on August 17, 2018.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2018A	August 31, 2017A
Audit-Related Fees	$7,605,000	$9,815,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2018A,B	August 31, 2017B
Audit-Related Fees	$5,000	$-
Tax Fees	$5,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Investment Grade Securitized Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2018A,B	August 31, 2017A,B
PwC	$10,615,000	$12,550,000
Deloitte Entities	$350,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Investment Grade Securitized Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2018